Schedule of Investments (unaudited) October 31, 2019	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.1%

United States — 0.1%
Uber Technologies, Inc., (Acquired 12/04/14, cost $415,803)(a)(b)	12,480	$393,120

Total Common Stocks — 0.1% (Cost — $415,803)		393,120

Preferred Securities — 0.6%

Preferred Stocks(b)(c) — 0.6%

United States — 0.6%
AliphCom, Series 6, (Acquired 12/15/15, cost $0)(a)(d)	8,264	—
AliphCom, Series 8, (Acquired 03/10/15, cost $1,750,010)	823,530	8
Illumio Inc., (Acquired 3/10/15, cost $1,500,001)	466,730	1,983,603
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $1,999,998), 0.00%	326,264	1,879,281

Total Preferred Stocks — 0.6% (Cost — $5,250,009)		3,862,892

	Par (000)

U.S. Treasury Obligations — 6.2%
U.S. Treasury Notes(e):
1.75%, 01/31/21	$6,575	6,567,791
1.78%, 04/30/21	12,065	12,049,505
1.86%, 07/31/21	20,000	19,996,949

Total U.S. Treasury Obligations — 6.2% (Cost — $38,617,441)		38,614,245

Total Long-Term Investments — 6.9% (Cost — $44,283,253)		42,870,257

Security	Shares	Value

Short-Term Securities — 81.8%

Money Market Fund — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(f)(i)	23,608,430	$23,608,430

Total Money Market Fund — 3.8% (Cost — $23,608,430)		23,608,430

	Par (000)

U.S. Treasury Obligations — 78.0%
U.S. Treasury Bills(g):
1.75%, 11/12/19	$50,000	49,976,762
1.74% — 1.75%, 11/19/19	24,000	23,981,690
1.74%, 11/26/19	115,000	114,877,014
1.71%, 12/10/19	38,000	37,939,142
1.96%, 12/12/19	15,000	14,974,841
2.09%, 01/02/20	6,000	5,984,009
2.06%, 01/16/20	25,000	24,918,986
1.66%, 01/23/20	1,490	1,484,786
1.64%, 01/31/20(h)	60,000	59,982,555
1.92%, 02/06/20	15,000	14,938,260
1.93%, 02/13/20	35,000	34,846,547
3.63%, 02/15/20	15,000	15,081,445
1.72% — 1.73%, 04/09/20	4,030	4,002,753
1.66%, 04/16/20	2,405	2,387,986
1.64%, 04/23/20	28,000	27,794,632
1.67% — 2.38%, 04/30/20(e)	41,955	41,938,572
1.50% — 3.50%, 05/15/20	1,615	1,621,394
1.67%, 10/31/20(e)	6,000	5,992,300

Total U.S. Treasury Obligations — 78.0% (Cost — $482,591,400)		482,723,674

Total Short-Term Securities — 81.8% (Cost — $506,199,830)		506,332,104

Total Investments — 88.7% (Cost — $550,483,083)		549,202,361

Other Assets Less Liabilities — 11.3%		69,701,530

Net Assets — 100.0%		$618,903,891

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,256,012, representing 0.7% of its net assets as of period end, and an original cost of $5,665,812.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

(i)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,215,348	4,393,082	23,608,430	$23,608,430	$106,070	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	253	11/15/19	$32,461	$(51,496)
IBEX 35 Index	190	11/15/19	19,660	(15,296)
SGX MSCI Singapore Index	358	11/28/19	9,752	51,861
TOPIX Index	73	12/12/19	11,279	279,836
SPI 200 Index	3	12/19/19	343	(1,945)
DAX Index	55	12/20/19	19,773	769,678
S&P 500 E-Mini Index	70	12/20/19	10,625	2,821

				1,035,459

Short Contracts
CAC 40 Index	39	11/15/19	2,491	14,023
OMX Stockholm 30 Index	1,634	11/15/19	29,323	(1,048,236)
Hang Seng Index	5	11/28/19	861	(6,590)
S&P/TSX 60 Index	68	12/19/19	10,170	(21,302)
FTSE 100 Index	249	12/20/19	23,371	21,787
FTSE/MIB Index	5	12/20/19	632	330

				(1,039,988)

				$(4,529)

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future December 2019	CHF	1,798,997	Morgan Stanley & Co. International PLC	12/20/19	CHF	1,823	$39,152	$—	$39,152
Swiss Market IX Future December 2019	CHF	2,095,759	Morgan Stanley & Co. International PLC	12/20/19	CHF	2,124	48,790	—	48,790
Swiss Market IX Future December 2019	CHF	2,443,823	Morgan Stanley & Co. International PLC	12/20/19	CHF	2,477	6,424	—	6,424

							$94,366	$—	$94,366

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	02/17/23 — 02/20/23	$333,804	$(89,7241	)(b)	$(1,636,985)	53.5%
	Bank of America, N.A.	02/17/23	969	(1,248	)(c)	—	0.0
	Deutsche Bank A.G.	01/30/23 — 02/23/23	605,671	(53,058	)(d)	554,035	0.1
	Goldman Sachs & Co.	09/11/29 — 02/28/23	2,806,923	(2,296,922	)(e)	(756,824)	111.4
	Goldman Sachs & Co.	09/11/29 — 02/27/23	(696)	1,130,826	(f)	(768)	0.0
	UBS AG	06/12/23	417,707	(556,886	)(g)	(322,834)	29.3

			$4,164,378	$(2,674,529)		$(2,163,376)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1582 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1D Overnight Reserve Bank of Australia Rate (AONIA)

AUD — 1M Australian Bank Bill Rate (BBSW)

CAD — 1D Overnight Bank of Canada Repo Rate (CORRA)

CAD — 1M Canadian Bankers Acceptances (BA)

CHF — 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

CHF — 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK — 1W Copenhagen Interbank Swap Rate (CIBOR)

DKK — Danish Tom/Next Reference Rate (DETNT/N)

EUR — 1D Effective Overnight Index Average (EONIA)

EUR — 1M Euro Interbank Offer Rate (EURIBOR)

EUR — 1W Euro Interbank Offer Rate (EURIBOR)

GBP — 1D Overnight Sterling LIBOR Rate BBA (GBPONLIB)

GBP — 1D Sterling Overnight Index Average (SONIA)

GBP — 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD — 1D Overnight Index Swap Rate (HKDONOIS)

HKD — 1M Hong Kong Interbank Offer rate (HIBOR)

HKD — 1W Hong Kong Interbank Offer rate (HIBOR)

HKD — 2W Hong Kong Interbank Offer rate (HIBOR)

ILS — 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

ILS — 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY — 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)

JPY — 1D Overnight Tokyo Average Rate (TONAT)

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

JPY — 1M Japanese Yen LIBOR Rate BBA (JY0001M)

JPY — 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK — 1W Norway Interbank Offer Rate (NIBOR)

NOK — Norwegian Overnight Weighted Average (NOWA)

SEK — 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SEK — 1W Stockholm Interbank Offer Rate (STIBOR)

SEK — TN Stockholm Interbank Offer Rate (STIBOR)

SGD — 1D Overnight Singapore Assoc of Banks Rate (SIBOR)

SGD — 1D Singapore Assoc of Banks Swap Offer Rate (SOR)

SGD — 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

USD — 1M US Dollar LIBOR BBA

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $1,073,548 of net dividends and financing fees
(c)	Amount includes $ (279) of net dividends and financing fees.
(d)	Amount includes $ (1,422) of net dividends and financing fees.
(e)	Amount includes $ 1,266,825 of net dividends and financing fees.
(f)	Amount includes $ 1,130,898 of net dividends and financing fees.
(g)	Amount includes $ 183,655 of net dividends and financing fees.

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of October 31, 2019, expiration dates 02/17/23 — 02/20/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
MercadoLibre, Inc.	255	$132,988	(8.1)%

Australia
Adelaide Brighton Ltd.	27,235	57,845	(3.5)
AGL Energy Ltd.	3,625	49,483	(3.0)
ALS Ltd.	2,828	15,728	(1.0)
Ansell Ltd.	20,140	382,998	(23.4)
Aristocrat Leisure Ltd.	33,274	725,541	(44.3)
AusNet Services	18,781	23,990	(1.5)
Challenger Ltd.	21,245	116,523	(7.1)
Cochlear Ltd.	4,499	656,359	(40.1)
Coles Group Ltd.	10,277	106,355	(6.5)
CSR Ltd.	186,836	534,057	(32.6)
Domino’s Pizza Enterprises Ltd.	2,613	91,930	(5.6)
Fortescue Metals Group Ltd.	7,400	45,293	(2.8)
Harvey Norman Holdings Ltd.	5,556	15,676	(1.0)
Magellan Financial Group Ltd.	2,517	83,484	(5.1)
REA Group Ltd.	5,758	432,134	(26.4)
Scentre Group	64,076	169,298	(10.3)
Spark Infrastructure Group	123,214	171,825	(10.5)
Treasury Wine Estates Ltd.	1,231	14,924	(0.9)
Vicinity Centres	166,722	306,889	(18.8)
WiseTech Global Ltd.	3,506	62,963	(3.8)

		4,063,295

Austria
Vienna Insurance Group AG Wiener Versicherung Gruppe	22	596	0.0

Belgium
Groupe Bruxelles Lambert SA	32,573	3,272,148	(199.9)
UCB SA	40,172	3,237,815	(197.8)

		6,509,963

Canada
CCL Industries, Inc., Class B	3,253	133,889	(8.2)
FirstService Corp.	2,583	225,451	(13.8)
Franco-Nevada Corp.	12,503	1,213,183	(74.1)
Restaurant Brands International, Inc.	16,278	1,064,973	(65.0)
Rogers Communications, Inc., Class B	6,335	298,256	(18.2)
Teck Resources Ltd., Class B	5,176	81,819	(5.0)
TELUS Corp.	44,211	1,572,611	(96.1)

	Shares	Value	% of Basket Value

Canada (continued)
TFI International, Inc.	32,117	$1,023,423	(62.5)%
Tourmaline Oil Corp.	2,236	19,184	(1.2)

		5,632,789

Denmark
AP Moeller — Maersk A/S, Class B	580	739,849	(45.2)
FLSmidth & Co. A/S	5,227	187,353	(11.5)
GN Store Nord A/S	7,009	308,347	(18.8)
ISS A/S	33,842	886,025	(54.1)
Rockwool International A/S, -B Shares	713	140,132	(8.6)
SimCorp A/S	2,473	221,278	(13.5)

		2,482,984

Finland
Kone OYJ, Class B	17,548	1,117,383	(68.3)
Outokumpu OYJ	14,006	39,797	(2.4)
Wartsila OYJ Abp	7,733	81,697	(5.0)

		1,238,877

France
Gaztransport Et Technigaz SA	5,556	506,921	(31.0)
Imerys SA	8,253	318,802	(19.5)
Lagardere SCA	5,059	113,046	(6.9)
Nexity SA	6,423	332,443	(20.3)
Publicis Groupe SA	25,248	1,086,637	(66.4)
Rexel SA	3,125	38,742	(2.4)
Safran SA	8,421	1,333,801	(81.5)
SCOR SE	21,105	890,191	(54.4)
Sodexo SA	142	15,616	(0.9)
Teleperformance	7,392	1,677,122	(102.4)
Veolia Environnement SA	22,698	597,497	(36.5)
Wendel SA	151	21,411	(1.3)

		6,932,229

Germany
adidas AG	834	257,515	(15.7)
Bayer AG, Registered Shares	5,670	439,857	(26.9)
DWS Group GmbH & Co. KGaA	2,001	64,720	(3.9)
Evonik Industries AG	38,315	1,009,751	(61.7)
Freenet AG	58,759	1,304,905	(79.7)
Grand City Properties SA	5,511	129,020	(7.9)
Henkel AG & Co. KGaA, Preference Shares	3,428	356,076	(21.8)
Sartorius AG, Preference Shares	1,688	328,015	(20.0)
LEG Immobilien AG	475	54,560	(3.3)
MTU Aero Engines AG	4,882	1,305,598	(79.8)
Nemetschek SE	5,247	267,715	(16.4)
Puma SE	2,570	193,333	(11.8)
Rational AG	112	85,216	(5.2)
Stroeer SE & Co. KGaA	3,898	314,055	(19.2)

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany (continued)
Telefonica Deutschland Holding AG	493,192	$1,564,912	(95.6)%
TLG Immobilien AG	8,247	241,444	(14.7)
Zalando SE	2,978	129,117	(7.9)

		8,045,809

Hong Kong
Champion REIT	31,000	20,546	(1.2)
Hysan Development Co. Ltd.	9,000	35,471	(2.2)
Melco Resorts & Entertainment Ltd. — ADR	7,579	163,252	(10.0)
NWS Holdings Ltd.	43,000	63,996	(3.9)
Swire Pacific Ltd., Class A	19,000	181,113	(11.1)
Techtronic Industries Co. Ltd.	114,500	894,819	(54.6)

		1,359,197

Ireland
Kerry Group PLC, Class A	5,501	665,062	(40.6)
UDG Healthcare PLC	30,161	302,342	(18.5)

		967,404

Italy
Ferrari NV	5,168	827,691	(50.5)
Iren SpA	34,638	107,474	(6.6)

		935,165

Japan
AEON Financial Service Co. Ltd.	6,700	102,111	(6.2)
Aeon Mall Co. Ltd.	29,000	463,972	(28.3)
AGC, Inc.	28,100	987,998	(60.4)
Benesse Holdings, Inc.	13,900	372,100	(22.7)
Brother Industries Ltd.	5,100	95,850	(5.9)
Calbee, Inc.	10,700	357,655	(21.8)
Citizen Watch Co. Ltd.	91,500	486,465	(29.7)
Dai-ichi Life Holdings, Inc.	3,800	61,938	(3.8)
Daicel Corp.	7,300	65,258	(4.0)
Denka Co. Ltd.	2,600	75,033	(4.6)
Eisai Co. Ltd.	1,300	94,106	(5.8)
Electric Power Development Co. Ltd.	26,600	645,859	(39.5)
Fancl Corp.	9,800	276,938	(16.9)
Fast Retailing Co. Ltd.	300	185,008	(11.3)
Fuji Media Holdings, Inc.	17,300	233,768	(14.3)
Fuji Seal International, Inc.	700	17,388	(1.1)
GS Yuasa Corp.	8,300	151,311	(9.2)
H2O Retailing Corp.	17,100	193,940	(11.8)
Hino Motors Ltd.	1,200	11,345	(0.7)
Hulic Co. Ltd.	4,200	45,598	(2.8)
Isetan Mitsukoshi Holdings Ltd.	72,100	575,010	(35.1)
Isuzu Motors Ltd.	3,800	44,156	(2.7)
Izumi Co. Ltd.	14,400	541,704	(33.1)
Japan Airlines Co. Ltd.	700	21,813	(1.3)
JFE Holdings, Inc.	73,400	918,061	(56.1)

	Shares	Value	% of Basket Value

Japan (continued)
JXTG Holdings, Inc.	179,000	$836,689	(51.1)%
Kajima Corp.	40,100	551,077	(33.7)
Kandenko Co. Ltd.	17,200	162,632	(9.9)
Kaneka Corp.	10,900	362,845	(22.2)
Kansai Electric Power Co., Inc.	16,500	192,491	(11.8)
Kao Corp.	8,800	707,508	(43.2)
KDDI Corp.	15,900	439,971	(26.9)
Kinden Corp.	3,100	46,633	(2.9)
Kobe Steel Ltd.	110,500	594,106	(36.3)
Konica Minolta, Inc.	30,600	224,598	(13.7)
Kose Corp.	400	70,918	(4.3)
Lintec Corp.	14,200	298,240	(18.2)
Maeda Corp.	16,800	155,918	(9.5)
Maruha Nichiro Corp.	8,900	231,154	(14.1)
Maruichi Steel Tube Ltd.	900	24,577	(1.5)
Mazda Motor Corp.	25,900	237,770	(14.5)
Mitsubishi Gas Chemical Co., Inc.	37,100	523,366	(32.0)
Mitsubishi Motors Corp.	86,400	394,485	(24.1)
Mitsubishi Tanabe Pharma Corp.	7,000	83,778	(5.1)
MS&AD Insurance Group Holdings, Inc.	13,300	429,473	(26.2)
Nifco, Inc.	2,900	76,548	(4.7)
Nikon Corp.	3,400	43,351	(2.6)
Nippon Electric Glass Co. Ltd.	54,900	1,236,708	(75.5)
Nippon Express Co. Ltd.	3,400	193,989	(11.9)
Nippon Shokubai Co. Ltd.	1,700	104,827	(6.4)
Nippon Steel Corp.	2,200	32,110	(2.0)
Nippon Television Holdings, Inc.	15,700	205,336	(12.5)
Nissan Motor Co. Ltd.	40,600	256,210	(15.7)
Nitto Denko Corp.	700	38,728	(2.4)
NTN Corp.	36,900	114,410	(7.0)
Oji Holdings Corp.	92,200	476,696	(29.1)
Pilot Corp.	1,500	60,836	(3.7)
Pola Orbis Holdings, Inc.	46,800	1,056,079	(64.5)
Relo Group, Inc.	1,100	26,921	(1.6)
Sanwa Holdings Corp.	17,700	207,012	(12.6)
Seino Holdings Co Ltd.	12,200	156,867	(9.6)
Shikoku Electric Power Co., Inc.	8,500	84,264	(5.1)
Shimadzu Corp.	900	24,035	(1.5)
Shimizu Corp.	18,900	176,186	(10.8)
SKY Perfect JSAT Holdings, Inc.	32,200	132,986	(8.1)
Sumitomo Heavy Industries Ltd.	1,000	31,062	(1.9)
Sumitomo Rubber Industries Ltd.	17,100	226,639	(13.8)
Sundrug Co. Ltd.	2,900	95,963	(5.9)
Suntory Beverage & Food Ltd.	1,500	64,126	(3.9)
T&D Holdings, Inc.	64,300	716,156	(43.8)
Taiheiyo Cement Corp.	3,000	84,867	(5.2)
Taisho Pharmaceutical Holdings Co. Ltd.	2,700	192,171	(11.7)
Takeda Pharmaceutical Co. Ltd.	3,800	137,306	(8.4)
Tohoku Electric Power Co., Inc.	20,100	206,583	(12.6)

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Tokyo Broadcasting System Holdings, Inc.	8,200	$130,752	(8.0)%
Tokyo Electron Ltd.	1,500	303,898	(18.6)
Topcon Corp.	13,000	179,251	(11.0)
Tosoh Corp.	2,300	31,493	(1.9)
TV Asahi Holdings Corp.	11,400	178,056	(10.9)
Ube Industries Ltd.	91,700	1,963,403	(119.9)
Yamaha Motor Co. Ltd.	15,200	297,508	(18.2)
Yamato Holdings Co. Ltd.	47,500	796,699	(48.7)
Yamato Kogyo Co. Ltd.	700	18,159	(1.1)
Zenkoku Hosho Co. Ltd.	9,800	409,140	(25.0)

		24,359,945

Netherlands
Aegon NV	101,648	440,983	(26.9)
ASR Nederland NV	9,187	336,783	(20.6)
Cimpress NV	118	15,590	(1.0)
Euronext NV	872	70,346	(4.3)
Koninklijke DSM NV	2,285	271,202	(16.6)
NN Group NV	7,246	276,485	(16.9)
Signify NV	5,990	175,507	(10.7)

		1,586,896

Norway
Leroy Seafood Group ASA	60,329	405,260	(24.7)
Norsk Hydro ASA	13,830	48,869	(3.0)
Schibsted ASA, Class A	30,472	894,916	(54.7)
TGS Nopec Geophysical Co. ASA	9,787	254,181	(15.5)
Tomra Systems ASA	8,365	225,464	(13.8)

		1,828,690

Singapore
Keppel REIT	43,600	38,756	(2.4)
Suntec Real Estate Investment Trust	1,072,900	1,465,697	(89.5)

		1,504,453

Spain
Acerinox SA	2,937	27,535	(1.7)
Applus Services SA	25,608	309,458	(18.9)
Zardoya Otis SA	6,529	49,503	(3.0)

		386,496

Sweden
AAK AB	14,776	262,112	(16.0)
Assa Abloy AB, Class B	65,658	1,559,270	(95.2)
Fabege AB	11,467	171,253	(10.5)
Kinnevik AB, Class B	3,135	85,798	(5.2)

	Shares	Value	% of Basket Value

Sweden (continued)
Nibe Industrier AB, -B Shares	2,579	$35,313	(2.2)%

		2,113,746

Switzerland
Bucher Industries AG, Registered Shares	64	19,810	(1.2)
Dormakaba Holding AG	80	51,246	(3.1)
Dufry AG, Registered Shares	3,685	320,505	(19.6)
IWG PLC	17,006	84,711	(5.2)
LafargeHolcim Ltd., Registered Shares	33,374	1,722,715	(105.2)
Landis+Gyr Group AG	2,743	254,696	(15.6)
PSP Swiss Property AG, Registered Shares	7,688	1,017,622	(62.2)
Schindler Holding AG, Participation Certificates	294	72,029	(4.4)
Schindler Holding AG, Registered Shares	744	176,189	(10.8)
Sunrise Communications Group AG	39,143	3,045,536	(186.0)

		6,765,059

United Kingdom
Aon PLC	668	129,031	(7.9)
B&M European Value Retail SA	3,628	17,405	(1.1)
Babcock International Group PLC	55,303	397,197	(24.3)
Bellway PLC	17,483	715,569	(43.7)
Britvic PLC	2,756	35,236	(2.1)
Centrica PLC	116,967	110,074	(6.7)
Compass Group PLC	19,345	515,043	(31.4)
ConvaTec Group PLC	25,805	65,925	(4.0)
DCC PLC	205	19,225	(1.2)
Dechra Pharmaceuticals PLC	38,561	1,315,377	(80.3)
Experian PLC	1,750	55,162	(3.4)
Greggs PLC	32,954	757,981	(46.3)
Halma PLC	14,303	347,068	(21.2)
HomeServe PLC	130,401	1,957,724	(119.6)
IHS Markit Ltd.	1,612	112,872	(6.9)
J. Sainsbury PLC	275,059	724,856	(44.3)
John Wood Group PLC	75,267	330,469	(20.2)
Moneysupermarket.com Group PLC	70,624	314,253	(19.2)
Rotork PLC	291,608	1,138,779	(69.6)
SSP Group PLC	94,422	778,616	(47.6)
Subsea 7 SA	87,626	823,221	(50.3)
Willis Towers Watson PLC	268	50,089	(3.0)

		10,711,172

United States
Alcoa Corp.	1,508	31,351	(1.9)
Allegion PLC	958	111,166	(6.8)
Alphabet, Inc., Class A	366	460,721	(28.1)

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Amazon.com, Inc.	551	$978,940	(59.8)%
AMC Networks, Inc., Class A	21,777	948,388	(57.9)
Amcor PLC	51,716	495,201	(30.3)
American Financial Group, Inc.	3,888	404,508	(24.7)
American Tower Corp.	596	129,976	(7.9)
AMETEK, Inc.	11,017	1,009,708	(61.7)
Analog Devices, Inc.	2,735	291,633	(17.8)
Aspen Technology, Inc.	135	15,540	(1.0)
Avnet, Inc.	1,270	50,241	(3.1)
Ball Corp.	13,620	952,991	(58.2)
Bank OZK	3,798	106,572	(6.5)
Booking Holdings, Inc.	29	59,414	(3.6)
Bristol-Myers Squibb Co.	3,707	212,671	(13.0)
Broadridge Financial Solutions, Inc.	3,038	380,418	(23.2)
Brown & Brown, Inc.	10,268	386,898	(23.6)
Carlisle Cos., Inc.	2,042	310,935	(19.0)
Catalent, Inc.	1,056	51,374	(3.1)
CBRE Group, Inc., Class A	811	43,429	(2.7)
Chipotle Mexican Grill, Inc.	21	16,341	(1.0)
Cinemark Holdings, Inc.	6,725	246,135	(15.0)
Cintas Corp.	1,487	399,512	(24.4)
CIT Group, Inc.	54,119	2,321,164	(141.8)
Citizens Financial Group, Inc.	44,742	1,573,129	(96.1)
Comerica, Inc.	2,662	174,148	(10.6)
ConocoPhillips	4,601	253,975	(15.5)
Copart, Inc.	2,273	187,841	(11.5)
CoStar Group, Inc.	534	293,444	(17.9)
Crane Co.	4,233	323,909	(19.8)
CubeSmart	4,004	126,927	(7.8)
Curtiss-Wright Corp.	11,193	1,513,853	(92.5)
DaVita, Inc.	2,609	152,887	(9.3)
Discovery, Inc., Class A	34,676	934,692	(57.1)
Dunkin’ Brands Group, Inc.	25,527	2,006,933	(122.6)
DuPont de Nemours, Inc.	5,230	344,709	(21.1)
DXC Technology Co.	3,772	104,371	(6.4)
East West Bancorp, Inc.	34,347	1,474,173	(90.1)
Eastman Chemical Co.	6,077	462,095	(28.2)
Ecolab, Inc.	11,184	2,148,111	(131.2)
EnerSys	248	16,581	(1.0)
Entegris, Inc.	10,847	520,656	(31.8)
EOG Resources, Inc.	11,094	768,925	(47.0)
Equifax, Inc.	8,443	1,154,243	(70.5)
Equinix, Inc.	145	82,183	(5.0)
Essent Group Ltd.	2,564	133,559	(8.2)
Estee Lauder Cos., Inc., Class A	5,099	949,791	(58.0)
Extended Stay America, Inc.	1,264	17,961	(1.1)
FactSet Research Systems, Inc.	4,590	1,163,657	(71.1)
First American Financial Corp.	9,002	556,144	(34.0)

	Shares	Value	% of Basket Value

United States (continued)
First Horizon National Corp.	32,905	$525,493	(32.1)%
FirstCash, Inc.	923	77,892	(4.8)
FleetCor Technologies, Inc.	1,034	304,223	(18.6)
Fluor Corp.	11,581	186,570	(11.4)
Ford Motor Co.	50,073	430,127	(26.3)
Fortinet, Inc.	385	31,401	(1.9)
frontdoor, Inc.	776	37,426	(2.3)
Gentex Corp.	620	17,391	(1.1)
Globe Life, Inc.	1,137	110,664	(6.8)
GoDaddy, Inc., Class A	9,591	623,703	(38.1)
Graco, Inc.	1,567	70,828	(4.3)
HEICO Corp.	12,598	1,553,837	(94.9)
Hill-Rom Holdings, Inc.	3,333	348,932	(21.3)
Hologic, Inc.	11,996	579,527	(35.4)
Home Depot, Inc.	1,699	398,551	(24.3)
HubSpot, Inc.	3,372	522,997	(31.9)
Iberiabank Corp.	24,643	1,808,550	(110.5)
IDEX Corp.	11,885	1,848,474	(112.9)
IDEXX Laboratories, Inc.	421	119,989	(7.3)
Ingredion, Inc.	1,734	136,986	(8.4)
Insulet Corp.	387	56,239	(3.4)
Intuit, Inc.	4,198	1,080,985	(66.0)
Invesco Ltd.	23,419	393,908	(24.1)
j2 Global, Inc.	347	32,951	(2.0)
James Hardie Industries PLC	5,370	92,225	(5.6)
Johnson & Johnson	9,365	1,236,555	(75.5)
Kellogg Co.	3,470	220,449	(13.5)
Lam Research Corp.	7,595	2,058,549	(125.8)
Life Storage, Inc.	11,226	1,222,736	(74.7)
Live Nation Entertainment, Inc.	7,412	522,546	(31.9)
Lockheed Martin Corp.	3,363	1,266,775	(77.4)
Macy’s, Inc.	8,063	122,235	(7.5)
Marathon Oil Corp.	7,055	81,344	(5.0)
Markel Corp.	36	42,156	(2.6)
Match Group, Inc.	5,261	384,000	(23.5)
McDonald’s Corp.	6,809	1,339,330	(81.8)
Mercury Systems, Inc.	336	24,750	(1.5)
MetLife, Inc.	8,500	397,715	(24.3)
Microchip Technology, Inc.	2,627	247,700	(15.1)
Monolithic Power Systems, Inc.	742	111,241	(6.8)
Moody’s Corp.	3,065	676,415	(41.3)
Motorola Solutions, Inc.	8,365	1,391,267	(85.0)
MSC Industrial Direct Co., Inc., Class A	4,565	334,204	(20.4)
Murphy Oil Corp.	3,615	74,577	(4.6)
Mylan NV	4,583	87,764	(5.4)
National Instruments Corp.	37,604	1,556,430	(95.1)
NIKE, Inc., Class B	2,765	247,606	(15.1)
NVIDIA Corp.	4,914	987,812	(60.3)

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
PacWest Bancorp	9,088	$336,165	(20.5)%
Park Hotels & Resorts, Inc.	31,999	743,977	(45.4)
Paylocity Holding Corp.	647	66,382	(4.1)
Pool Corp.	235	48,739	(3.0)
PPG Industries, Inc.	1,428	178,671	(10.9)
Procter & Gamble Co.	3,001	373,655	(22.8)
Proofpoint, Inc.	3,551	409,679	(25.0)
Prudential Financial, Inc.	5,519	503,002	(30.7)
Q2 Holdings, Inc.	13,289	950,031	(58.0)
Ralph Lauren Corp.	2,535	243,512	(14.9)
Regal-Beloit Corp.	12,776	946,063	(57.8)
Regions Financial Corp.	3,050	49,105	(3.0)
Reliance Steel & Aluminum Co.	804	93,296	(5.7)
RLJ Lodging Trust	6,213	101,955	(6.2)
Roper Technologies, Inc.	236	79,523	(4.9)
Royal Gold, Inc.	853	98,470	(6.0)
S&P Global, Inc.	14,327	3,696,223	(225.8)
Scotts Miracle-Gro Co.	930	93,363	(5.7)
Sealed Air Corp.	411	17,167	(1.0)
Sherwin-Williams Co.	1,628	931,737	(56.9)
Silicon Laboratories, Inc.	2,540	269,850	(16.5)
Simon Property Group, Inc.	10,262	1,546,278	(94.5)
SL Green Realty Corp.	2,275	190,190	(11.6)
Stifel Financial Corp.	3,707	207,518	(12.7)
Switch, Inc., Class A	1,090	16,099	(1.0)
Synopsys, Inc.	533	72,355	(4.4)
Synovus Financial Corp.	72,294	2,448,598	(149.6)
Teledyne Technologies, Inc.	11,553	3,807,869	(232.6)
TransUnion	1,338	110,546	(6.8)
United Airlines Holdings, Inc.	2,622	238,182	(14.6)
Unum Group	14,498	399,275	(24.4)
Vail Resorts, Inc.	958	222,610	(13.6)
Veeva Systems, Inc., Class A	2,256	319,968	(19.5)
Verisk Analytics, Inc.	8,372	1,211,428	(74.0)
VF Corp.	1,446	118,991	(7.3)
Vulcan Materials Co.	1,062	151,728	(9.3)
Webster Financial Corp.	25,057	1,105,014	(67.5)
Westrock Co.	23,107	863,509	(52.8)
Wintrust Financial Corp.	4,621	294,912	(18.0)
Woodward, Inc.	637	67,942	(4.2)
Workday, Inc., Class A	4,103	665,343	(40.6)
XPO Logistics, Inc.	295	22,538	(1.4)
Yum! Brands, Inc.	6,718	683,288	(41.7)
Zendesk, Inc.	744	52,564	(3.2)
Zoetis, Inc.	18,746	2,397,988	(146.5)

		81,323,447

Total Reference Entity — Long		168,881,200

	Shares	Value	% of Basket Value

Reference Entity — Short

Australia
Afterpay Touch Group Ltd.	(1,612)	$(32,001)	2.0%
AMP Ltd.	(65,049)	(82,192)	5.0
Appen Ltd.	(6,345)	(95,328)	5.8
Atlas Arteria Ltd.	(40,950)	(226,472)	13.8
Iluka Resources Ltd.	(3,803)	(24,616)	1.5
Insurance Australia Group Ltd.	(2,787)	(15,270)	0.9
Lend Lease Group	(20,771)	(268,480)	16.4
Link Administration Holdings Ltd.	(159,477)	(614,975)	37.6
Mineral Resources Ltd.	(6,492)	(63,855)	3.9
NEXTDC Ltd.	(487,638)	(2,155,001)	131.7
Nufarm Ltd.	(55,841)	(227,876)	13.9
Orora Ltd.	(69,549)	(148,241)	9.1
OZ Minerals Ltd.	(9,988)	(69,691)	4.3
Qube Holdings Ltd.	(54,287)	(121,717)	7.4
Seven Group Holdings Ltd.	(4,577)	(59,159)	3.6

		(4,204,874)

Belgium
Anheuser-Busch InBev NV	(3,378)	(271,409)	16.6
Euronav NV	(138,716)	(1,564,372)	95.6
KBC Groep NV	(26,781)	(1,883,087)	115.0
Proximus SADP	(40,695)	(1,250,588)	76.4
Umicore SA	(70,601)	(2,914,410)	178.0

		(7,883,866)

Bermuda
Hiscox Ltd.	(13,292)	(256,680)	15.7
RenaissanceRe Holdings Ltd.	(276)	(51,662)	3.1

		(308,342)

Canada
Air Canada	(25,468)	(906,878)	55.4
Allied Properties Real Estate Investment Trust	(27,993)	(1,138,763)	69.6
Bombardier, Inc., Class B	(184,045)	(231,960)	14.2
Cameco Corp.	(9,836)	(87,823)	5.4
Canadian National Railway Co.	(62,381)	(5,579,289)	340.8
Cenovus Energy, Inc.	(41,211)	(351,065)	21.4
Empire Co. Ltd., Class A	(1,276)	(33,879)	2.1
Great Canadian Gaming Corp.	(18,375)	(581,203)	35.5
Intact Financial Corp.	(47,773)	(4,929,277)	301.1
Inter Pipeline Ltd.	(74,671)	(1,253,493)	76.6
Lightspeed POS, Inc.	(1,853)	(48,340)	3.0
Lundin Mining Corp.	(7,255)	(36,630)	2.2
Metro, Inc.	(56,887)	(2,405,744)	147.0
Onex Corp.	(16,663)	(979,589)	59.8
Toromont Industries Ltd.	(679)	(35,061)	2.1

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Canada (continued)
WestJet Airlines Ltd.	(7,063)	$(164,255)	10.0%

		(18,763,249)

Denmark
Ambu A/S, Class B	(60,851)	(956,556)	58.4
Novo Nordisk A/S, Class B	(5,402)	(297,049)	18.2
Pandora A/S	(537)	(26,424)	1.6

		(1,280,029)

Finland
Nokia OYJ	(449,022)	(1,648,364)	100.7

France
AXA SA	(29,953)	(792,892)	48.4
Carrefour SA	(42,836)	(729,307)	44.5
CGG SA	(83,447)	(194,529)	11.9
Cie Generale des Etablissements Michelin SCA	(4,632)	(563,979)	34.5
Getlink SE	(62,626)	(1,049,041)	64.1
SOITEC	(379)	(41,804)	2.6

		(3,371,552)

Germany
CECONOMY AG	(16,692)	(83,998)	5.1
Delivery Hero SE	(7,802)	(366,091)	22.4
KION Group AG	(5,572)	(370,748)	22.7
Siemens AG	(2,344)	(270,497)	16.5
Siltronic AG	(1,668)	(158,859)	9.7
Suedzucker AG	(2,420)	(34,826)	2.1
TeamViewer AG	(25,495)	(672,762)	41.1
ThyssenKrupp AG	(12,058)	(171,954)	10.5
TUI AG	(9,494)	(124,203)	7.6
United Internet AG	(8,639)	(260,797)	15.9

		(2,514,735)

Hong Kong
Jardine Matheson Holdings Ltd.	(4,600)	(262,251)	16.0
Kerry Logistics Network Ltd.	(21,000)	(33,506)	2.1
SJM Holdings Ltd.	(71,000)	(75,845)	4.6
VTech Holdings Ltd.	(33,800)	(296,352)	18.1

		(667,954)

Ireland
CRH PLC	(26,844)	(977,384)	59.7

Israel
Azrieli Group Ltd.	(361)	(27,825)	1.7
Bank Hapoalim BM	(9,780)	(78,276)	4.8
Elbit Systems Ltd.	(91)	(14,920)	0.9

		(121,021)

Italy
Banco BPM SpA	(367,160)	(835,789)	51.1
Fincantieri SpA	(77,733)	(82,027)	5.0

	Shares	Value	% of Basket Value

Italy (continued)
Freni Brembo SpA	(58,899)	$(626,650)	38.3%
Intesa Sanpaolo SpA	(935,719)	(2,344,747)	143.2
Pirelli & C SpA	(152,743)	(882,990)	53.9
Prada SpA	(555,600)	(1,910,079)	116.7

		(6,682,282)

Japan
Aeon Co. Ltd.	(19,200)	(386,311)	23.6
ANA Holdings, Inc.	(6,900)	(236,935)	14.5
Ariake Japan Co., Ltd.	(2,400)	(186,307)	11.4
Asics Corp.	(14,400)	(247,224)	15.1
Bandai Namco Holdings, Inc.	(18,800)	(1,155,996)	70.6
Bank of Kyoto Ltd.	(21,500)	(850,981)	52.0
Chugoku Bank Ltd.	(98,900)	(966,438)	59.0
Cosmos Pharmaceutical Corp.	(100)	(20,651)	1.3
Daido Steel Co. Ltd.	(2,700)	(117,823)	7.2
Daiwa House REIT Investment Corp.	(21)	(61,148)	3.7
Fujitsu Ltd.	(2,000)	(177,258)	10.8
GMO Payment Gateway, Inc.	(3,500)	(257,947)	15.8
Hachijuni Bank Ltd.	(72,000)	(309,719)	18.9
Hirose Electric Co. Ltd.	(900)	(113,373)	6.9
Hitachi Ltd.	(3,900)	(145,558)	8.9
Hitachi Metals Ltd.	(9,600)	(120,483)	7.4
Horiba Ltd.	(300)	(20,244)	1.2
Ibiden Co. Ltd.	(3,500)	(80,818)	4.9
Ichigo, Inc.	(33,700)	(134,224)	8.2
Iyo Bank Ltd.	(54,500)	(287,964)	17.6
Japan Airport Terminal Co. Ltd.	(7,700)	(380,353)	23.2
Japan Real Estate Investment Corp.	(13)	(88,735)	5.4
Justsystems Corp.	(6,900)	(283,703)	17.3
Kansai Mirai Financial Group, Inc.	(42,100)	(273,901)	16.7
Keihan Holdings Co. Ltd.	(8,300)	(391,900)	23.9
Keikyu Corp.	(19,400)	(386,169)	23.6
Keisei Electric Railway Co. Ltd.	(10,900)	(445,651)	27.2
Kintetsu Group Holdings Co. Ltd.	(5,200)	(283,431)	17.3
Koei Tecmo Holdings Co. Ltd.	(11,700)	(269,971)	16.5
Kusuri no Aoki Holdings Co. Ltd.	(11,400)	(850,181)	51.9
Kyocera Corp.	(1,600)	(104,971)	6.4
Kyushu Financial Group, Inc.	(6,600)	(26,640)	1.6
Kyushu Railway Co.	(9,500)	(313,857)	19.2
M3, Inc.	(9,600)	(230,048)	14.1
Minebea Mitsumi, Inc.	(24,000)	(455,797)	27.8
Murata Manufacturing Co. Ltd.	(15,900)	(865,726)	52.9
Nagoya Railroad Co. Ltd.	(3,100)	(98,542)	6.0
NET One Systems Co. Ltd.	(900)	(24,265)	1.5
NGK Insulators Ltd.	(7,300)	(112,148)	6.9
Nippon Shinyaku Co. Ltd.	(600)	(54,130)	3.3
Nishi-Nippon Railroad Co. Ltd.	(3,400)	(78,888)	4.8
NOF Corp.	(7,900)	(266,854)	16.3

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nomura Real Estate Master Fund, Inc.	(15)	$(28,673)	1.8%
Nomura Research Institute Ltd.	(3,300)	(70,061)	4.3
Obic Co. Ltd.	(500)	(62,603)	3.8
Odakyu Electric Railway Co. Ltd.	(2,400)	(58,421)	3.6
Omron Corp.	(4,300)	(251,558)	15.4
Orient Corp.	(23,900)	(34,916)	2.1
Sanrio Co. Ltd.	(16,400)	(328,808)	20.1
Sega Sammy Holdings, Inc.	(1,100)	(15,480)	0.9
Sekisui House Ltd.	(14,400)	(310,527)	19.0
Shiga Bank Ltd.	(22,400)	(539,818)	33.0
Shochiku Co. Ltd.	(900)	(132,057)	8.1
Square Enix Holdings Co. Ltd.	(5,900)	(280,771)	17.2
Stanley Electric Co. Ltd.	(5,400)	(149,436)	9.1
Sumco Corp.	(1,600)	(26,577)	1.6
Sumitomo Metal Mining Co. Ltd.	(12,600)	(421,466)	25.7
Sumitomo Osaka Cement Co. Ltd.	(700)	(30,556)	1.9
Sysmex Corp.	(8,400)	(548,084)	33.5
Taiyo Nippon Sanso Corp.	(14,900)	(348,805)	21.3
TDK Corp.	(2,600)	(256,552)	15.7
Tobu Railway Co. Ltd.	(4,500)	(150,165)	9.2
Toho Gas Co. Ltd.	(1,800)	(70,107)	4.3
Tokai Carbon Co. Ltd.	(32,400)	(327,204)	20.0
Tokyo Gas Co. Ltd.	(1,000)	(24,411)	1.5
Tokyu Corp.	(1,100)	(20,805)	1.3
Tokyu Fudosan Holdings Corp.	(3,200)	(21,225)	1.3
Toray Industries, Inc.	(2,100)	(14,841)	0.9
Toyo Suisan Kaisha Ltd.	(3,300)	(138,946)	8.5
United Urban Investment Corp.	(69)	(139,203)	8.5
USS Co. Ltd.	(91,200)	(1,766,378)	107.9

		(18,731,717)

Luxembourg
Eurofins Scientific SE	(4,436)	(2,249,026)	137.4
SES SA	(34,566)	(670,058)	40.9

		(2,919,084)

Netherlands
Altice Europe NV, Class A	(14,550)	(83,253)	5.1
OCI NV	(18,096)	(406,877)	24.8
SBM Offshore NV	(7,015)	(120,977)	7.4

		(611,107)

New Zealand
a2 Milk Co. Ltd.	(38,548)	(318,432)	19.4

Norway
Mowi ASA	(12,274)	(299,632)	18.3

Singapore
Mapletree Logistics Trust	(1,484,000)	(1,831,708)	111.9

	Shares	Value	% of Basket Value

Sweden
Electrolux AB, Series B	(38,229)	$(1,005,091)	61.4%
Skandinaviska Enskilda Banken AB, Class A	(5,586)	(53,577)	3.3
Skanska AB, -B Shares	(49,981)	(1,064,937)	65.0
Svenska Cellulosa AB SCA, Class B	(98,353)	(1,003,607)	61.3
Svenska Handelsbanken AB, -A Shares	(39,239)	(393,795)	24.1
Telia Co. AB	(37,232)	(163,780)	10.0

		(3,684,787)

Switzerland
Baloise Holding AG	(3,429)	(634,205)	38.7
EMS-Chemie Holding AG	(334)	(209,251)	12.8
Georg Fischer AG, Registered Shares	(913)	(871,962)	53.3
Helvetia Holding AG, Registered Share	(691)	(97,063)	5.9
Lonza Group AG, Registered Shares	(2,789)	(1,005,246)	61.4
SGS SA, Registered Shares	(467)	(1,217,985)	74.4
Stadler Rail AG	(29,483)	(1,432,159)	87.5
STMicroelectronics NV	(18,850)	(427,825)	26.1
Swatch Group AG, Registered Shares	(12,545)	(673,496)	41.2
Swiss Life Holding AG	(830)	(415,678)	25.4

		(6,984,870)

United Kingdom
ASOS PLC	(5,237)	(240,740)	14.7
AVEVA Group PLC	(519)	(28,122)	1.7
Barclays PLC	(378,126)	(820,182)	50.1
CNH Industrial NV	(50,850)	(553,637)	33.8
Derwent London PLC	(5,277)	(242,663)	14.8
Domino’s Pizza Group PLC	(156,084)	(578,393)	35.3
Hays PLC	(153,017)	(311,400)	19.0
IMI PLC	(1,768)	(22,991)	1.4
Legal & General Group PLC	(366,926)	(1,254,277)	76.6
Melrose Industries PLC	(87,342)	(241,386)	14.7
Phoenix Group Holdings PLC	(176,215)	(1,609,571)	98.3
Quilter PLC	(137,096)	(243,250)	14.9
Reckitt Benckiser Group PLC	(1,766)	(136,656)	8.4
RELX PLC	(99,372)	(2,391,184)	146.1
Rolls-Royce Group PLC	(1,180,360)	(1,529)	0.1
Rolls Royce Holdings PLC	(25,660)	(236,117)	14.4
Schroders PLC	(6,195)	(248,354)	15.2
Segro PLC	(60,877)	(665,952)	40.7
St. James’s Place PLC	(149,994)	(2,023,128)	123.6
Standard Life Aberdeen PLC	(276,852)	(1,088,489)	66.5
Travis Perkins PLC	(15,387)	(285,800)	17.5
Weir Group PLC	(56,675)	(989,944)	60.5

		(14,213,765)

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States
ABIOMED, Inc.	(309)	$(64,142)	3.9%
Aflac, Inc.	(16,864)	(896,490)	54.8
Alteryx, Inc., Class A	(292)	(26,718)	1.6
American Airlines Group, Inc.	(7,252)	(217,995)	13.3
American Electric Power Co., Inc.	(1,893)	(178,680)	10.9
American Homes 4 Rent	(3,789)	(100,295)	6.1
Ameriprise Financial, Inc.	(1,271)	(191,781)	11.7
Anthem, Inc.	(483)	(129,966)	7.9
Appian Corp.	(2,729)	(121,823)	7.4
Archer-Daniels-Midland Co.	(91,100)	(3,829,844)	234.0
Arconic, Inc.	(14,226)	(390,788)	23.9
Arista Networks, Inc.	(433)	(105,899)	6.5
Assurant, Inc.	(219)	(27,609)	1.7
Avalonbay Communities, Inc.	(874)	(190,235)	11.6
Avantor, Inc.	(20,774)	(295,199)	18.0
Baxter International, Inc.	(9,840)	(754,728)	46.1
Best Buy Co., Inc.	(4,243)	(304,775)	18.6
Caterpillar, Inc.	(4,785)	(659,373)	40.3
CDK Global, Inc.	(10,771)	(544,366)	33.3
Cheniere Energy, Inc.	(41,312)	(2,542,754)	155.3
Chewy, Inc., Class A	(29,420)	(725,791)	44.3
Cigna Corp.	(2,746)	(490,051)	29.9
Cimarex Energy Co.	(10,207)	(430,940)	26.3
Cloudflare, Inc., Class A	(62,300)	(1,049,132)	64.1
CMS Energy Corp.	(16,415)	(1,049,247)	64.1
Consolidated Edison, Inc.	(1,829)	(168,670)	10.3
Corning, Inc.	(4,791)	(141,957)	8.7
Coty, Inc., Class A	(21,087)	(246,507)	15.1
Cree, Inc.	(1,818)	(86,773)	5.3
Crowdstrike Holdings, Inc., Class A	(5,677)	(283,339)	17.3
Cummins, Inc.	(2,381)	(410,675)	25.1
Datadog, Inc., Class A	(15,851)	(532,435)	32.5
Dentsply Sirona, Inc.	(174)	(9,532)	0.6
Diamondback Energy, Inc.	(654)	(56,087)	3.4
Domino’s Pizza, Inc.	(157)	(42,644)	2.6
Dow Inc.	(2,865)	(144,654)	8.8
Duke Realty Corp.	(1,261)	(44,312)	2.7
Edison International	(3,072)	(193,229)	11.8
Eldorado Resorts, Inc.	(361)	(16,162)	1.0
Element Solutions, Inc.	(12,648)	(137,357)	8.4
Eli Lilly & Co.	(6,850)	(780,558)	47.7
Enphase Energy, Inc.	(11,753)	(228,361)	14.0
Entergy Corp.	(12,080)	(1,467,478)	89.6
Equity Residential	(4,710)	(417,589)	25.5
Erie Indemnity Co., Class A	(177)	(32,616)	2.0
Everbridge, Inc.	(1,952)	(135,684)	8.3
Eversource Energy	(10,162)	(850,966)	52.0
Fastenal Co.	(59,412)	(2,135,267)	130.4
Federal Realty Investment Trust	(2,714)	(369,131)	22.5
FireEye, Inc.	(19,670)	(311,573)	19.0
First Republic Bank	(6,715)	(714,207)	43.6

	Shares	Value	% of Basket Value

United States (continued)
First Solar, Inc.	(3,303)	$(171,062)	10.5%
FirstEnergy Corp.	(2,532)	(122,346)	7.5
Flex Ltd.	(23,097)	(271,390)	16.6
Fox Corp., Class A	(16,018)	(513,217)	31.4
Fox Corp., Class B	(29,987)	(936,794)	57.2
GCI Liberty, Inc., Class A	(9,347)	(654,103)	40.0
Grocery Outlet Holding Corp.	(3,713)	(118,445)	7.2
Guardant Health, Inc.	(11,327)	(787,227)	48.1
Healthcare Trust of America, Inc., Class A	(7,059)	(218,829)	13.4
Hewlett Packard Enterprise Co.	(38,104)	(625,287)	38.2
Howard Hughes Corp.	(1,339)	(149,727)	9.1
Huntington Ingalls Industries, Inc.	(2,516)	(567,761)	34.7
Hyatt Hotels Corp., Class A	(20,169)	(1,507,431)	92.1
IAA, Inc.	(11,166)	(425,983)	26.0
Iridium Communications, Inc.	(18,110)	(443,152)	27.1
Jabil Circuit, Inc.	(5,105)	(187,966)	11.5
JBG SMITH Properties	(88,551)	(3,565,063)	217.8
JPMorgan Chase & Co.	(1,752)	(218,860)	13.4
Kinder Morgan, Inc.	(77,136)	(1,541,177)	94.1
Liberty Broadband Corp.	(8,762)	(1,034,529)	63.2
Liberty Media Corp-Liberty Formula One, Class C	(4,589)	(195,032)	11.9
Liberty Media Corp-Liberty SiriusXM	(2,304)	(104,118)	6.4
LiveRamp Holdings, Inc.	(5,897)	(230,514)	14.1
Loews Corp.	(650)	(31,850)	1.9
Louisiana-Pacific Corp.	(2,292)	(66,995)	4.1
LPL Financial Holdings, Inc.	(8,634)	(697,973)	42.6
Madison Square Garden Co., Class A	(1,299)	(346,729)	21.2
Magnolia Oil & Gas Corp., Class A	(6,099)	(59,892)	3.7
Marriott Vacations Worldwide Corp.	(864)	(94,980)	5.8
McKesson Corp.	(5,235)	(696,255)	42.5
Micron Technology, Inc.	(6,522)	(310,121)	18.9
Mid-America Apartment Communities, Inc.	(1,896)	(263,525)	16.1
MKS Instruments, Inc.	(222)	(24,025)	1.5
Molina Healthcare, Inc.	(3,787)	(445,503)	27.2
Monster Beverage Corp.	(952)	(53,436)	3.3
New York Times Co.	(1,849)	(57,134)	3.5
Newell Brands, Inc.	(6,954)	(131,917)	8.1
Newmont Mining Corp.	(105,641)	(4,197,117)	256.4
NextEra Energy, Inc.	(1,166)	(277,904)	17.0
Norfolk Southern Corp.	(7,266)	(1,322,412)	80.8
Nutanix, Inc., Class A	(3,544)	(103,556)	6.3
Okta, Inc.	(1,376)	(150,080)	9.2
ONE Gas, Inc.	(543)	(50,412)	3.1
ONEOK, Inc.	(2,151)	(150,204)	9.2
Parker-Hannifin Corp.	(368)	(67,524)	4.1
Peloton Interactive, Inc., Class A	(9,157)	(218,578)	13.4

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Penumbra, Inc.	(160)	$(24,955)	1.5%
Perspecta, Inc.	(738)	(19,587)	1.2
Pioneer Natural Resources Co.	(5,671)	(697,646)	42.6
Pluralsight, Inc., Class A	(1,078)	(19,490)	1.2
Post Holdings, Inc.	(887)	(91,272)	5.6
Premier, Inc., Class A	(1,470)	(47,893)	2.9
Primerica, Inc.	(3,295)	(415,763)	25.4
Public Service Enterprise Group, Inc.	(21,641)	(1,370,092)	83.7
Quanta Services, Inc.	(19,296)	(811,397)	49.6
Realty Income Corp.	(5,324)	(435,450)	26.6
Reliance Worldwide Corp. Ltd.	(184,945)	(538,166)	32.9
Republic Services, Inc.	(810)	(70,883)	4.3
Rexford Industrial Realty, Inc.	(6,149)	(295,705)	18.1
Rollins, Inc.	(5,128)	(195,428)	11.9
Sanderson Farms, Inc.	(9,667)	(1,496,548)	91.4
Santander Consumer USA Holdings, Inc.	(8,681)	(217,719)	13.3
Service Properties Trust	(1,156)	(29,247)	1.8
Skyworks Solutions, Inc.	(9,386)	(854,689)	52.2
SLM Corp.	(53,109)	(448,240)	27.4
SmileDirectClub, Inc.	(189,830)	(2,220,062)	135.6
Southern Co.	(310)	(19,425)	1.2
Stericycle, Inc.	(19,310)	(1,112,256)	67.9
Store Capital Corp.	(5,605)	(227,002)	13.9
Sun Communities, Inc.	(15,801)	(2,570,033)	157.0
SYNNEX Corp.	(371)	(43,682)	2.7
T Rowe Price Group, Inc.	(514)	(59,521)	3.6
T-Mobile U.S., Inc.	(5,131)	(424,128)	25.9
Tandem Diabetes Care, Inc.	(2,316)	(142,619)	8.7

	Shares	Value	% of Basket Value

United States (continued)
Toro Co.	(432)	$(33,320)	2.0%
Trade Desk, Inc., Class A	(2,219)	(445,575)	27.2
Tradeweb Markets, Inc., Class A	(13,700)	(571,975)	34.9
TreeHouse Foods, Inc.	(1,856)	(100,261)	6.1
Trinity Industries, Inc.	(2,333)	(46,147)	2.8
Ubiquiti, Inc.	(7,302)	(924,360)	56.5
Under Armour, Inc., Class C	(3,242)	(59,977)	3.7
Universal Display Corp.	(618)	(123,711)	7.6
Urban Outfitters, Inc.	(1,525)	(43,767)	2.7
Ventas, Inc.	(1,186)	(77,209)	4.7
VEREIT, Inc.	(46,627)	(458,810)	28.0
Vishay Intertechnology, Inc.	(9,342)	(188,241)	11.5
Vistra Energy Corp.	(10,121)	(273,571)	16.7
Walmart, Inc.	(6,699)	(785,525)	48.0
Waste Management, Inc.	(5,130)	(575,637)	35.2
Weyerhaeuser Co.	(28,273)	(825,854)	50.4
Wyndham Hotels & Resorts, Inc.	(2,269)	(122,458)	7.5
Wynn Resorts Ltd.	(6,541)	(793,685)	48.5
Xerox Holdings Corp.	(8,095)	(274,663)	16.8

		(71,308,163)

Zambia
First Quantum Minerals Ltd.	(140,972)	(1,191,268)	72.8

Total Reference Entity — Short		(170,518,185)

Net Value of Reference Entity — Bank of America, N.A.		$(1,636,985)

13

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of October 31, 2019 expiration dates 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

United States
MEDIA GEN, Inc. CVR	3,231	$—	0.0%

Total Reference Entity — Long		—

Net Value of Reference Entity — Bank of America, N.A.		$—

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of October 31, 2019 expiration dates 01/30/23 — 02/23/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Denmark
SimCorp A/S	2,548	$227,989	41.2%

France
Lagardere SCA	4,703	105,091	19.0

Germany
Solarworld AG	10	1	0.0

Japan
Lintec Corp.	14,600	306,641	55.3

Total Reference Entity — Long		639,722

Reference Entity — Short

Japan
Toho Gas Co. Ltd.	(2,200)	(85,687)	(15.5)

Total Reference Entity — Short		(85,687)

Net Value of Reference Entity — Deutsche Bank A.G.		$554,035

14

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2019 expiration dates 09/11/29 — 02/28/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
MercadoLibre, Inc.	270	$140,810	(18.6)%

Australia
Adelaide Brighton Ltd.	115,256	244,796	(32.3)
AGL Energy Ltd.	1,626	22,196	(2.9)
ALS Ltd.	10,685	59,425	(7.9)
Ansell Ltd.	20,999	399,333	(52.8)
Aristocrat Leisure Ltd.	171,056	3,729,881	(492.8)
AusNet Services	151,239	193,188	(25.5)
Challenger Ltd.	44,888	246,198	(32.5)
Cochlear Ltd.	3,084	449,925	(59.5)
Domino’s Pizza Enterprises Ltd.	23,019	809,849	(107.0)
IDP Education Ltd.	64,269	787,749	(104.1)
Macquarie Group Ltd.	3,020	278,859	(36.8)
Magellan Financial Group Ltd.	15,637	518,647	(68.5)
Oil Search Ltd.	187,949	927,582	(122.6)
REA Group Ltd.	2,588	194,228	(25.7)
Scentre Group	151,892	401,321	(53.0)
Spark Infrastructure Group	95,086	132,600	(17.5)
Treasury Wine Estates Ltd.	1,173	14,220	(1.9)
WiseTech Global Ltd.	1,506	27,046	(3.6)

		9,437,043

Austria
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,062	299,800	(39.6)
Wienerberger AG	56,935	1,542,117	(203.8)

		1,841,917

Belgium
Groupe Bruxelles Lambert SA	28,311	2,844,005	(375.8)
UCB SA	23,467	1,891,412	(249.9)

		4,735,417

Canada
BCE, Inc.	22,489	1,066,823	(141.0)
CCL Industries, Inc., Class B	1,743	71,739	(9.5)
FirstService Corp.	724	63,193	(8.4)

	Shares	Value	% of Basket Value

Canada (continued)
Franco-Nevada Corp.	7,853	$761,987	(100.7)%
Nutrien Ltd.	12,110	579,342	(76.5)
Quebecor, Inc., Class B	35,566	826,840	(109.3)
Restaurant Brands International, Inc.	31,641	2,070,082	(273.5)
Rogers Communications, Inc., Class B	23,250	1,094,626	(144.6)
Shopify, Inc., Class A	930	291,618	(38.5)
Teck Resources Ltd., Class B	23,662	374,036	(49.4)
TELUS Corp.	189,428	6,738,062	(890.3)
TFI International, Inc.	8,654	275,764	(36.4)
Toronto-Dominion Bank	57,422	3,278,953	(433.3)
Whitecap Resources, Inc.	4,323	12,046	(1.6)

		17,505,111

Chile
Antofagasta PLC	2,859	32,200	(4.2)

Denmark
AP Moeller — Maersk A/S, Class B	669	853,378	(112.7)
Chr Hansen Holding A/S	10,852	833,170	(110.1)
FLSmidth & Co. A/S	4,582	164,234	(21.7)
GN Store Nord A/S	14,917	656,243	(86.7)
H Lundbeck A/S	4,587	156,740	(20.7)
ISS A/S	714	18,693	(2.5)
Rockwool International A/S, -B Shares	431	84,708	(11.2)
SimCorp A/S	2,306	206,336	(27.3)

		2,973,502

Finland
Kone OYJ, Class B	59,050	3,760,056	(496.8)
Wartsila OYJ Abp	32,015	338,230	(44.7)

		4,098,286

France
Alten SA	2,901	319,116	(42.2)
Engie SA	13,852	231,660	(30.6)
Gaztransport Et Technigaz SA	2,364	215,688	(28.5)
Imerys SA	9,631	372,033	(49.2)
Lagardere SCA	35,014	782,407	(103.4)
LVMH Moet Hennessy Louis Vuitton SE	15,498	6,618,508	(874.5)
Nexity SA	6,993	361,945	(47.8)
Pernod Ricard SA	21,816	4,030,137	(532.5)
Publicis Groupe SA	9,870	424,790	(56.1)

15

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

France (continued)
Rexel SA	6,004	$74,435	(9.8)%
Safran SA	17,955	2,843,890	(375.8)
SCOR SE	11,098	468,104	(61.8)
Teleperformance	6,295	1,428,231	(188.7)
TOTAL SA	61,895	3,272,277	(432.4)
Veolia Environnement SA	33,808	889,953	(117.6)

		22,333,174

Germany
adidas AG	2,991	923,533	(122.0)
Bayer AG, Registered Shares	6,217	482,291	(63.7)
CANCOM SE	526	28,131	(3.7)
CTS Eventim AG & Co. KGaA	5,266	318,940	(42.2)
Deutsche Post AG, Registered Shares	17,355	614,802	(81.2)
Evonik Industries AG	62,176	1,638,583	(216.5)
Freenet AG	48,632	1,080,007	(142.7)
Hochtief AG	13,908	1,737,706	(229.6)
LEG Immobilien AG	460	52,792	(7.0)
MTU Aero Engines AG	2,521	674,194	(89.1)
Nemetschek SE	7,980	407,159	(53.8)
Puma SE	2,446	184,005	(24.3)
Rational AG	407	309,667	(40.9)
Sartorius AG, Preference Shares	5,232	1,016,692	(134.4)
Software AG	6,770	215,360	(28.5)
Stroeer SE & Co. KGaA	3,316	267,165	(35.3)
Telefonica Deutschland Holding AG	384,604	1,220,359	(161.3)
TLG Immobilien AG	7,997	234,125	(30.9)
Volkswagen AG	479	90,550	(12.0)
Zalando SE	3,549	153,874	(20.3)

		11,649,935

Hong Kong
CK Asset Holdings Ltd.	2,500	17,394	(2.3)
Hongkong Land Holdings Ltd.	9,800	53,835	(7.1)
Melco Resorts & Entertainment Ltd. — ADR	18,711	403,035	(53.3)
NWS Holdings Ltd.	89,000	132,457	(17.5)
Sino Land Co. Ltd.	30,000	44,846	(5.9)
Swire Pacific Ltd., Class A	43,000	409,888	(54.2)
Techtronic Industries Co. Ltd.	110,500	863,559	(114.1)
Wharf Holdings Ltd.	17,000	38,577	(5.1)

	Shares	Value	% of Basket Value

Hong Kong (continued)
Wheelock & Co. Ltd.	3,000	$18,554	(2.4)%

		1,982,145

Ireland
Kerry Group PLC, Class A	9,501	1,148,657	(151.8)
UDG Healthcare PLC	91,319	915,405	(120.9)

		2,064,062

Italy
Ferrari NV	5,412	866,769	(114.5)
Interpump Group SpA	651	17,846	(2.4)
Iren SpA	25,400	78,810	(10.4)

		963,425

Japan
AEON Financial Service Co. Ltd.	11,300	172,217	(22.8)
Aeon Mall Co. Ltd.	15,100	241,585	(31.9)
AGC, Inc.	51,000	1,793,163	(236.9)
Benesse Holdings, Inc.	19,000	508,625	(67.2)
Brother Industries Ltd.	4,100	77,056	(10.2)
Calbee, Inc.	5,400	180,499	(23.9)
Citizen Watch Co. Ltd.	106,800	567,808	(75.0)
Credit Saison Co. Ltd.	30,300	438,766	(58.0)
Dai-ichi Life Holdings, Inc.	144,000	2,347,114	(310.1)
Daicel Corp.	20,600	184,152	(24.3)
Denka Co. Ltd.	1,200	34,630	(4.6)
DIC Corp.	4,100	117,445	(15.5)
Eisai Co. Ltd.	6,200	448,812	(59.3)
Electric Power Development Co. Ltd.	20,400	495,320	(65.4)
Fancl Corp.	3,700	104,558	(13.8)
Fuji Media Holdings, Inc.	58,500	790,487	(104.4)
Glory Ltd.	11,400	335,645	(44.3)
GS Yuasa Corp.	8,300	151,311	(20.0)
H2O Retailing Corp.	9,400	106,610	(14.1)
Hino Motors Ltd.	18,100	171,123	(22.6)
House Foods Group, Inc.	700	26,532	(3.5)
Hulic Co. Ltd.	15,000	162,851	(21.5)
Idemitsu Kosan Co. Ltd.	600	17,637	(2.3)
Isetan Mitsukoshi Holdings Ltd.	79,100	630,836	(83.4)
Isuzu Motors Ltd.	20,200	234,722	(31.0)
Izumi Co. Ltd.	6,900	259,567	(34.3)
Japan Airlines Co. Ltd.	8,500	264,878	(35.0)
JFE Holdings, Inc.	12,100	151,342	(20.0)
JXTG Holdings, Inc.	805,000	3,762,763	(497.2)
Kajima Corp.	38,900	534,586	(70.6)
Kandenko Co. Ltd.	8,900	84,153	(11.1)
Kaneka Corp.	9,100	302,926	(40.0)

16

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kansai Electric Power Co., Inc.	70,400	$821,295	(108.5)%
Kao Corp.	5,800	466,312	(61.6)
KDDI Corp.	3,500	96,849	(12.8)
Kinden Corp.	4,500	67,693	(8.9)
Kirin Holdings Co. Ltd.	58,200	1,234,675	(163.1)
Kobe Steel Ltd.	12,800	68,820	(9.1)
Konica Minolta, Inc.	47,200	346,438	(45.8)
Lintec Corp.	23,400	491,466	(64.9)
Mabuchi Motor Co. Ltd.	500	20,259	(2.7)
Maeda Corp.	15,800	146,637	(19.4)
Maruha Nichiro Corp.	6,600	171,417	(22.7)
Maruichi Steel Tube Ltd.	800	21,847	(2.9)
Mazda Motor Corp.	47,400	435,147	(57.5)
Mitsubishi Gas Chemical Co., Inc.	87,800	1,238,587	(163.7)
Mitsubishi Motors Corp.	42,100	192,220	(25.4)
MS&AD Insurance Group Holdings, Inc.	12,900	416,557	(55.0)
Nikon Corp.	3,000	38,251	(5.1)
Nippon Electric Glass Co. Ltd.	44,300	997,926	(131.9)
Nippon Express Co. Ltd.	4,000	228,222	(30.2)
Nippon Shokubai Co. Ltd.	3,600	221,986	(29.3)
Nippon Steel Corp.	7,200	105,088	(13.9)
Nippon Television Holdings, Inc.	12,700	166,100	(21.9)
Nissan Motor Co. Ltd.	49,000	309,218	(40.9)
Nitto Denko Corp.	12,100	669,441	(88.5)
NTN Corp.	145,900	452,371	(59.8)
Oji Holdings Corp.	118,700	613,707	(81.1)
ORIX Corp.	26,600	418,016	(55.2)
Otsuka Holdings Co. Ltd.	6,900	287,663	(38.0)
Pilot Corp.	1,600	64,892	(8.6)
Pola Orbis Holdings, Inc.	53,400	1,205,013	(159.2)
Recruit Holdings Co. Ltd.	2,500	83,085	(11.0)
Relo Group, Inc.	6,400	156,630	(20.7)
Sanwa Holdings Corp.	25,600	299,408	(39.6)
Seino Holdings Co Ltd.	12,500	160,725	(21.2)
Seria Co. Ltd.	13,600	341,848	(45.2)
Shikoku Electric Power Co., Inc.	5,700	56,506	(7.5)
SKY Perfect JSAT Holdings, Inc.	5,700	23,541	(3.1)
Sumitomo Heavy Industries Ltd.	700	21,743	(2.9)
Sumitomo Rubber Industries Ltd.	13,300	176,275	(23.3)
Sundrug Co. Ltd.	19,900	658,505	(87.0)
Suntory Beverage & Food Ltd.	700	29,926	(4.0)
T&D Holdings, Inc.	263,600	2,935,907	(387.9)
Taiheiyo Cement Corp.	11,000	311,179	(41.1)
Taisei Corp.	20,500	808,385	(106.8)
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	277,580	(36.7)

	Shares	Value	% of Basket Value

Japan (continued)
Takara Holdings, Inc.	2,200	$21,838	(2.9)%
Takeda Pharmaceutical Co. Ltd.	14,500	523,929	(69.2)
Tohoku Electric Power Co., Inc.	7,000	71,944	(9.5)
Tokyo Broadcasting System Holdings, Inc.	10,700	170,616	(22.5)
Topcon Corp.	36,200	499,146	(66.0)
Tosoh Corp.	1,500	20,539	(2.7)
TV Asahi Holdings Corp.	13,200	206,170	(27.2)
Ube Industries Ltd.	183,000	3,918,242	(517.7)
Yakult Honsha Co. Ltd.	300	17,193	(2.3)
Yamaha Motor Co. Ltd.	14,900	291,637	(38.5)
Yamato Holdings Co. Ltd.	34,000	570,269	(75.4)
Yamato Kogyo Co. Ltd.	2,900	75,231	(9.9)
Zenkoku Hosho Co. Ltd.	12,300	513,512	(67.9)

		40,955,341

Netherlands
Aegon NV	349,887	1,517,927	(200.5)
ASM International NV	2,242	226,042	(29.9)
ASR Nederland NV	18,682	684,856	(90.5)
Euronext NV	3,605	290,823	(38.4)
Koninklijke DSM NV	9,667	1,147,356	(151.6)
NN Group NV	29,118	1,111,053	(146.8)
Royal Dutch Shell PLC, B Shares	970	27,936	(3.7)
Signify NV	9,763	286,056	(37.8)

		5,292,049

Norway
Aker BP ASA	3,864	107,177	(14.2)
Leroy Seafood Group ASA	140,669	944,944	(124.9)
Norsk Hydro ASA	22,361	79,014	(10.4)
Schibsted ASA, Class A	40,369	1,185,575	(156.6)
TGS Nopec Geophysical Co. ASA	9,422	244,701	(32.3)
Tomra Systems ASA	33,333	898,434	(118.7)

		3,459,845

Singapore
Keppel REIT	218,400	194,139	(25.6)
Suntec Real Estate Investment Trust	953,200	1,302,174	(172.1)

		1,496,313

Spain
Acerinox SA	12,794	119,948	(15.9)
ACS Actividades de Construccion y Servicios SA	2,281	92,559	(12.2)
Applus Services SA	8,381	101,279	(13.4)

17

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Spain (continued)
Zardoya Otis SA	2,208	$16,741	(2.2)%

		330,527

Sweden
AAK AB	3,638	64,535	(8.5)
Assa Abloy AB, Class B	59,394	1,410,510	(186.4)
Elekta AB, B Shares, Class B	46,437	646,906	(85.5)
Fabege AB	20,670	308,695	(40.8)
Kinnevik AB, Class B	3,705	101,397	(13.4)
Saab AB	1,323	40,857	(5.4)

		2,572,900

Switzerland
Dormakaba Holding AG	111	71,103	(9.4)
Dufry AG, Registered Shares	5,504	478,714	(63.2)
IWG PLC	11,915	59,352	(7.8)
LafargeHolcim Ltd., Registered Shares	18,281	943,637	(124.7)
Landis+Gyr Group AG	4,060	376,984	(49.8)
Logitech International SA, Registered Shares	20,535	842,902	(111.4)
PSP Swiss Property AG, Registered Shares	1,145	151,558	(20.0)
Schindler Holding AG, Participation Certificates	191	46,794	(6.2)
Schindler Holding AG, Registered Shares	1,258	297,912	(39.4)
Straumann Holding AG, Registered Shares	3,554	3,175,434	(419.6)
Sunrise Communications Group AG	48,441	3,768,971	(498.0)

		10,213,361

United Kingdom
Babcock International Group PLC	41,231	296,129	(39.1)
Bellway PLC	20,431	836,229	(110.5)
boohoo Group PLC	146,418	500,512	(66.1)
Centrica PLC	771,329	725,872	(95.9)
Coca-Cola European Partners PLC	336	17,979	(2.4)
Compass Group PLC	16,412	436,955	(57.7)
ConvaTec Group PLC	37,425	95,611	(12.6)
DCC PLC	20,125	1,887,311	(249.4)
Dechra Pharmaceuticals PLC	31,329	1,068,682	(141.2)
Experian PLC	342,047	10,781,766	(1,424.6)
GlaxoSmithKline PLC	52,316	1,198,295	(158.3)
Greggs PLC	24,293	558,768	(73.8)
Halma PLC	23,895	579,822	(76.6)

	Shares	Value	% of Basket Value

United Kingdom (continued)
HomeServe PLC	140,573	$2,110,438	(278.9)%
IG Group Holdings PLC	40,760	335,482	(44.3)
J. Sainsbury PLC	127,257	335,357	(44.3)
JD Sports Fashion PLC	54,592	543,055	(71.8)
John Wood Group PLC	51,118	224,440	(29.7)
London Stock Exchange Group PLC	2,404	216,646	(28.6)
Moneysupermarket.com Group PLC	172,690	768,411	(101.5)
Rotork PLC	222,637	869,436	(114.9)
SSP Group PLC	459,393	3,788,215	(500.6)
Subsea 7 SA	173,983	1,634,520	(216.0)
Tate & Lyle PLC	42,205	368,124	(48.6)
Vodafone Group PLC	977,502	1,994,807	(263.6)
WH Smith PLC	52,492	1,487,491	(196.6)
Willis Towers Watson PLC	2,202	411,554	(54.4)
WM Morrison Supermarkets PLC	719,844	1,859,611	(245.7)

		35,931,518

United States
Alcoa Corp.	58,032	1,206,485	(159.4)
Allegion PLC	16,813	1,950,981	(257.8)
Alliance Data Systems Corp.	1,663	166,300	(22.0)
Alphabet, Inc., Class A	123	154,832	(20.5)
Amazon.com, Inc.	837	1,487,064	(196.5)
AMC Networks, Inc., Class A	12,843	559,313	(73.9)
Amcor PLC	105,957	1,014,579	(134.1)
American Financial Group, Inc.	2,953	307,230	(40.6)
American Tower Corp.	3,885	847,241	(111.9)
AMETEK, Inc.	11,086	1,016,032	(134.2)
AMN Healthcare Services, Inc.	5,322	312,721	(41.3)
Analog Devices, Inc.	5,535	590,197	(78.0)
Apple Hospitality REIT, Inc.	74,267	1,223,920	(161.7)
Aspen Technology, Inc.	946	108,894	(14.4)
Avista Corp.	55,742	2,677,288	(353.8)
Avnet, Inc.	1,961	77,577	(10.2)
Ball Corp.	12,109	847,267	(111.9)
Bank OZK	608	17,060	(2.3)

18

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Booking Holdings, Inc.	171	$350,340	(46.3)%
Broadridge Financial Solutions, Inc.	2,417	302,657	(40.0)
Brown & Brown, Inc.	29,558	1,113,745	(147.2)
Cabot Corp.	900	39,231	(5.2)
Cargurus, Inc.	3,866	129,859	(17.2)
Carlisle Cos., Inc.	2,724	414,783	(54.8)
CBRE Group, Inc., Class A	3,411	182,659	(24.1)
Chipotle Mexican Grill, Inc.	46	35,795	(4.7)
Cinemark Holdings, Inc.	11,181	409,225	(54.1)
Cintas Corp.	177	47,555	(6.3)
Cirrus Logic, Inc.	9,333	634,271	(83.8)
CIT Group, Inc.	23,351	1,001,524	(132.3)
Citizens Financial Group, Inc.	72,775	2,558,769	(338.1)
Coherent, Inc.	508	75,651	(10.0)
Comerica, Inc.	378	24,729	(3.3)
Constellium SE, Class A	1,132	15,090	(2.0)
Copart, Inc.	12,534	1,035,810	(136.9)
Cornerstone OnDemand, Inc.	2,378	139,279	(18.4)
CoStar Group, Inc.	7,118	3,911,483	(516.8)
Coupa Software, Inc.	1,596	219,434	(29.0)
Crane Co.	12,884	985,884	(130.3)
Crimson Wine Group Ltd.	1	7	0.0
CubeSmart	16,131	511,353	(67.6)
Curtiss-Wright Corp.	4,826	652,716	(86.2)
Darling Ingredients, Inc.	1,529	29,510	(3.9)
DocuSign, Inc.	2,719	179,971	(23.8)
Dollar General Corp.	934	149,758	(19.8)
Dunkin’ Brands Group, Inc.	20,019	1,573,894	(208.0)
DuPont de Nemours, Inc.	1,747	115,145	(15.2)
DXC Technology Co.	11,982	331,542	(43.8)
East West Bancorp, Inc.	57,831	2,482,106	(328.0)
Eastman Chemical Co.	7,575	576,003	(76.1)
Ecolab, Inc.	22,510	4,323,496	(571.3)
Entegris, Inc.	2,568	123,264	(16.3)
EOG Resources, Inc.	3,697	256,239	(33.9)
Equifax, Inc.	6,277	858,129	(113.4)
Equinix, Inc.	700	396,746	(52.4)
Essent Group Ltd.	4,282	223,049	(29.5)
Estee Lauder Cos., Inc., Class A	12,269	2,285,347	(302.0)
Extended Stay America, Inc.	110,384	1,568,557	(207.3)
Extra Space Storage, Inc.	337	37,835	(5.0)

	Shares	Value	% of Basket Value

United States (continued)
Facebook, Inc., Class A	12,046	$2,308,616	(305.0)%
FactSet Research Systems, Inc.	3,136	795,039	(105.0)
First American Financial Corp.	35,787	2,210,921	(292.1)
First Horizon National Corp.	123,117	1,966,178	(259.8)
FirstCash, Inc.	2,161	182,367	(24.1)
FleetCor Technologies, Inc.	785	230,963	(30.5)
Fluor Corp.	18,874	304,060	(40.2)
Ford Motor Co.	60,458	519,334	(68.6)
Fortinet, Inc.	11,867	967,873	(127.9)
General Dynamics Corp.	6,331	1,119,321	(147.9)
General Mills, Inc.	11,099	564,495	(74.6)
Globe Life, Inc.	36,993	3,600,529	(475.7)
GoDaddy, Inc., Class A	116,569	7,580,482	(1,001.6)
Graco, Inc.	3,571	161,409	(21.3)
HealthEquity, Inc.	639	36,289	(4.8)
HEICO Corp.	18,713	2,308,061	(305.0)
HEICO Corp., Class A	6,099	581,052	(76.8)
Hexcel Corp.	493	36,788	(4.9)
Hill-Rom Holdings, Inc.	18,373	1,923,469	(254.1)
HMS Holdings Corp.	924	30,206	(4.0)
Hologic, Inc.	17,757	857,841	(113.3)
Home Depot, Inc.	3,204	751,594	(99.3)
HubSpot, Inc.	3,021	468,557	(61.9)
Iberiabank Corp.	14,348	1,053,000	(139.1)
IDEX Corp.	19,337	3,007,484	(397.4)
Insulet Corp.	554	80,507	(10.6)
International Flavors & Fragrances, Inc.	1,142	139,335	(18.4)
Interpublic Group of Cos., Inc.	127,680	2,777,040	(366.9)
Intuit, Inc.	8,382	2,158,365	(285.2)
Invesco Ltd.	79,834	1,342,808	(177.4)
James Hardie Industries PLC	12,917	221,540	(29.3)
Johnson & Johnson	13,282	1,753,755	(231.7)
Kellogg Co.	7,942	504,555	(66.7)
Lam Research Corp.	4,416	1,196,913	(158.1)

19

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Liberty Latin America Ltd., Class A	2	$37	0.0%
Life Storage, Inc.	14,666	1,597,421	(211.1)
Live Nation Entertainment, Inc.	5,788	408,054	(53.9)
Lockheed Martin Corp.	1,606	604,948	(79.9)
Macerich Co.	2,309	63,497	(8.4)
Manhattan Associates, Inc.	6,533	489,648	(64.7)
Mastercard, Inc., Class A	1,342	371,479	(49.1)
Match Group, Inc.	8,220	599,978	(79.3)
McDonald’s Corp.	19,418	3,819,521	(504.7)
Mercury Systems, Inc.	479	35,283	(4.7)
Microchip Technology, Inc.	615	57,988	(7.7)
Microsoft Corp.	32,037	4,593,145	(606.9)
Monolithic Power Systems, Inc.	406	60,868	(8.0)
Moody’s Corp.	1,283	283,145	(37.4)
Motorola Solutions, Inc.	1,459	242,661	(32.1)
MSC Industrial Direct Co., Inc., Class A	8,340	610,571	(80.7)
National Instruments Corp.	42,023	1,739,332	(229.8)
NVIDIA Corp.	2,046	411,287	(54.3)
PacWest Bancorp	27,497	1,017,114	(134.4)
Park Hotels & Resorts, Inc.	196,904	4,578,018	(604.9)
Paylocity Holding Corp.	24,269	2,489,999	(329.0)
Pool Corp.	344	71,346	(9.4)
Proofpoint, Inc.	505	58,262	(7.7)
Prudential Financial, Inc.	57,983	5,284,571	(698.3)
Q2 Holdings, Inc.	6,844	489,278	(64.6)
Ralph Lauren Corp.	1,712	164,455	(21.7)
Regal-Beloit Corp.	10,592	784,338	(103.6)
Reliance Steel & Aluminum Co.	2,289	265,616	(35.1)
RingCentral, Inc., Class A	2,833	457,586	(60.5)
RLJ Lodging Trust	194,898	3,198,276	(422.6)
Roper Technologies, Inc.	2,269	764,562	(101.0)
Ryder System, Inc.	21,223	1,032,074	(136.4)
S&P Global, Inc.	16,283	4,200,851	(555.1)
salesforce.com, Inc.	16,131	2,524,340	(333.5)
Scotts Miracle-Gro Co.	1,028	103,201	(13.6)
Sealed Air Corp.	1,472	61,485	(8.1)
ServiceNow, Inc.	8,412	2,079,951	(274.8)
Sherwin-Williams Co.	113	64,672	(8.5)

	Shares	Value	% of Basket Value

United States (continued)
Silicon Laboratories, Inc.	2,905	$308,627	(40.8)%
Simon Property Group, Inc.	23,112	3,482,516	(460.1)
Sirius XM Holdings, Inc.	239,226	1,607,599	(212.4)
SL Green Realty Corp.	7,133	596,319	(78.8)
Snap-on, Inc.	4,682	761,621	(100.6)
Spectrum Brands Holdings, Inc.	805	40,419	(5.3)
Steel Dynamics, Inc.	745	22,618	(3.0)
Stifel Financial Corp.	6,467	362,023	(47.8)
Synopsys, Inc.	1,303	176,882	(23.4)
Synovus Financial Corp.	26,461	896,234	(118.4)
Take-Two Interactive Software, Inc.	287	34,540	(4.6)
Tapestry, Inc.	3,023	78,175	(10.3)
TCF Financial Corp.	4,433	175,502	(23.2)
TD Ameritrade Holding Corp.	11,434	438,837	(58.0)
Teledyne Technologies, Inc.	6,190	2,040,224	(269.6)
Telephone & Data Systems, Inc.	26,196	683,454	(90.3)
Tempur Sealy International, Inc.	3,746	340,699	(45.0)
TransUnion	1,275	105,340	(13.9)
Umpqua Holdings Corp.	967	15,298	(2.0)
United Airlines Holdings, Inc.	1,278	116,094	(15.3)
United Parcel Service, Inc., Class B	2,332	268,576	(35.5)
Unum Group	72,213	1,988,746	(262.8)
Vail Resorts, Inc.	996	231,441	(30.6)
Veeva Systems, Inc., Class A	19,499	2,765,543	(365.4)
Verisk Analytics, Inc.	7,846	1,135,316	(150.0)
Visa, Inc., Class A	61,173	10,941,403	(1,445.7)
Vulcan Materials Co.	1,002	143,156	(18.9)
Wabtec Corp.	1,133	78,596	(10.4)
Webster Financial Corp.	23,262	1,025,854	(135.5)
Westrock Co.	57,187	2,137,078	(282.4)
Wintrust Financial Corp.	9,043	577,124	(76.3)
Workday, Inc., Class A	129	20,919	(2.8)
Yelp, Inc.	12,469	430,305	(56.9)
Yum! Brands, Inc.	7,881	801,576	(105.9)
Zendesk, Inc.	2,471	174,576	(23.1)
Zoetis, Inc.	29,807	3,812,911	(503.8)

20

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Zynga, Inc., Class A	79,943	$493,248	(65.2)%

		173,596,414

Total Reference Entity — Long		353,605,295

Reference Entity — Short

Australia
Afterpay Touch Group Ltd.	(24,320)	(482,801)	63.8
AMP Ltd.	(136,387)	(172,330)	22.8
ASX Ltd.	(2,777)	(157,628)	20.8
Brambles Ltd.	(19,179)	(158,554)	20.9
Insurance Australia Group Ltd.	(47,891)	(262,398)	34.7
Lend Lease Group	(15,233)	(196,897)	26.0
Link Administration Holdings Ltd.	(22,569)	(87,031)	11.5
Mineral Resources Ltd.	(3,797)	(37,347)	4.9
NEXTDC Ltd.	(26,811)	(118,485)	15.7
Nufarm Ltd.	(22,605)	(92,247)	12.2
Orora Ltd.	(10,288)	(21,928)	2.9
OZ Minerals Ltd.	(3,802)	(26,528)	3.5
Qube Holdings Ltd.	(213,708)	(479,155)	63.3
Seven Group Holdings Ltd.	(6,903)	(89,223)	11.8
TPG Telecom Ltd.	(46,468)	(209,439)	27.7

		(2,591,991)

Austria
OMV AG	(3,729)	(218,003)	28.8

Belgium
Anheuser-Busch InBev NV	(572)	(46,170)	6.1
Euronav NV	(162,075)	(1,827,804)	241.5
KBC Groep NV	(71,954)	(5,059,393)	668.5
Melexis NV	(203)	(14,245)	1.9
Proximus SADP	(45,857)	(1,409,220)	186.2
Umicore SA	(109,461)	(4,518,551)	597.0

		(12,875,383)

Bermuda
RenaissanceRe Holdings Ltd.	(568)	(106,318)	14.1

Canada
Bombardier, Inc., Class B	(376,577)	(474,617)	62.7
Cameco Corp.	(57,447)	(512,927)	67.8
Empire Co. Ltd., Class A	(16,460)	(437,026)	57.8
George Weston Ltd.	(3,953)	(316,486)	41.8
Great Canadian Gaming Corp.	(29,957)	(947,543)	125.2
Inter Pipeline Ltd.	(16,970)	(284,873)	37.6

	Shares	Value	% of Basket Value

Canada (continued)
Lightspeed POS, Inc.	(5,641)	$(147,160)	19.5%
Metro, Inc.	(52,939)	(2,238,784)	295.8
Onex Corp.	(2,625)	(154,319)	20.4
Osisko Gold Royalties Ltd.	(5)	(49)	0.0
Stars Group, Inc.	(7,478)	(162,721)	21.5
Thomson Reuters Corp.	(19,506)	(1,310,816)	173.2
West Fraser Timber Co. Ltd.	(1,063)	(49,151)	6.5
WestJet Airlines Ltd.	(18,585)	(432,206)	57.1

		(7,468,678)

China
Budweiser Brewing Co. APAC Ltd.	(74,900)	(273,851)	36.2
Minth Group Ltd.	(176,000)	(622,544)	82.3
Prosus NV	(16,814)	(1,159,476)	153.2

		(2,055,871)

Denmark
Ambu A/S, Class B	(19,652)	(308,922)	40.8
Jyske Bank A/S, Registered Shares	(1,161)	(38,621)	5.1
Novo Nordisk A/S, Class B	(6,841)	(376,178)	49.7

		(723,721)

Finland
Nokia OYJ	(418,159)	(1,535,065)	202.9
Nordea Bank Abp	(81,704)	(598,019)	79.0

		(2,133,084)

France
AXA SA	(219,364)	(5,806,831)	767.3
Carrefour SA	(37,663)	(641,233)	84.7
CGG SA	(38,105)	(88,829)	11.7
Cie Generale des Etablissements Michelin SCA	(19,762)	(2,406,166)	317.9
Getlink SE	(16,720)	(280,075)	37.0
Remy Cointreau SA	(1,807)	(241,818)	32.0
Valeo SA	(21,934)	(816,837)	107.9

		(10,281,789)

Germany
Aareal Bank AG	(1,008)	(33,840)	4.5
CECONOMY AG	(16,582)	(83,444)	11.0
Delivery Hero SE	(15,569)	(730,539)	96.5
Deutsche Bank AG	(66,968)	(485,634)	64.2
Deutsche Wohnen SE	(12,792)	(482,289)	63.7
Infineon Technologies AG	(2,954)	(57,254)	7.6
KION Group AG	(5,445)	(362,298)	47.9
Knorr-Bremse AG	(8,210)	(828,582)	109.5
SAP SE	(13,041)	(1,727,951)	228.3
Siemens AG	(15,235)	(1,758,119)	232.3
Siltronic AG	(1,333)	(126,954)	16.8
ThyssenKrupp AG	(126,440)	(1,803,108)	238.2
TUI AG	(16,723)	(218,775)	28.9

21

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany (continued)
United Internet AG	(6,647)	$(200,662)	26.5%

		(8,899,449)

Hong Kong
Hang Seng Bank Ltd.	(26,400)	(550,838)	72.8
Hong Kong Exchanges and Clearing Ltd.	(29,500)	(919,044)	121.4
Jardine Matheson Holdings Ltd.	(1,500)	(85,517)	11.3
SJM Holdings Ltd.	(1,842,000)	(1,967,700)	260.0

		(3,523,099)

Ireland
CRH PLC	(57,790)	(2,104,120)	278.0

Israel
Bezeq The Israeli Telecommunication Corp. Ltd.	(40,192)	(26,519)	3.5
Shufersal Ltd.	(14,953)	(101,113)	13.4
Tower Semiconductor Ltd.	(3,364)	(73,773)	9.7
Wix.com Ltd.	(199)	(24,292)	3.2

		(225,697)

Italy
Banco BPM SpA	(167,443)	(381,161)	50.4
Fincantieri SpA	(80,280)	(84,714)	11.2
FinecoBank Banca Fineco SpA	(140,923)	(1,588,672)	209.9
Freni Brembo SpA	(8,070)	(85,860)	11.4
Infrastrutture Wireless Italiane SpA	(2,808)	(28,812)	3.8
Intesa Sanpaolo SpA	(311,450)	(780,439)	103.1
Prada SpA	(5,800)	(19,940)	2.6
Prysmian SpA	(109,870)	(2,541,545)	335.8
UniCredit SpA	(42,079)	(533,858)	70.5

		(6,045,001)

Japan
Alps Electric Co. Ltd.	(900)	(19,295)	2.5
ANA Holdings, Inc.	(6,400)	(219,766)	29.0
Ariake Japan Co., Ltd.	(1,300)	(100,916)	13.3
Asics Corp.	(15,100)	(259,242)	34.3
Bandai Namco Holdings, Inc.	(21,500)	(1,322,017)	174.7
Bank of Kyoto Ltd.	(31,200)	(1,234,912)	163.2
Chugoku Bank Ltd.	(80,800)	(789,567)	104.3
Daido Steel Co. Ltd.	(1,200)	(52,366)	6.9
Daiwa House REIT Investment Corp.	(243)	(707,568)	93.5
Dowa Holdings Co. Ltd.	(45,600)	(1,574,302)	208.0
FamilyMart UNY Holdings Co. Ltd.	(900)	(22,326)	3.0
Fujitsu Ltd.	(300)	(26,589)	3.5
GMO internet, Inc.	(1,000)	(16,805)	2.2
Hachijuni Bank Ltd.	(164,100)	(705,902)	93.3
Hitachi Chemical Co. Ltd.	(43,600)	(1,435,303)	189.6
Hitachi High-Technologies Corp.	(13,400)	(833,691)	110.2
Hitachi Ltd.	(6,600)	(246,328)	32.5
Hitachi Metals Ltd.	(26,500)	(332,583)	43.9

	Shares	Value	% of Basket Value

Japan (continued)
Ibiden Co. Ltd.	(1,900)	$(43,872)	5.8%
Ichigo, Inc.	(45,400)	(180,823)	23.9
Iyo Bank Ltd.	(41,500)	(219,276)	29.0
Japan Airport Terminal Co. Ltd.	(6,100)	(301,319)	39.8
Japan Prime Realty Investment Corp.	(78)	(374,868)	49.5
Japan Real Estate Investment Corp.	(142)	(969,264)	128.1
Japan Retail Fund Investment Corp.	(12)	(28,003)	3.7
Justsystems Corp.	(3,400)	(139,796)	18.5
Kansai Mirai Financial Group, Inc.	(48,500)	(315,540)	41.7
Keihan Holdings Co. Ltd.	(16,400)	(774,357)	102.3
Keikyu Corp.	(1,400)	(27,868)	3.7
Keio Corp.	(16,200)	(1,002,187)	132.4
Keisei Electric Railway Co. Ltd.	(71,800)	(2,935,574)	387.9
Kintetsu Group Holdings Co. Ltd.	(3,900)	(212,573)	28.1
Kobe Bussan Co. Ltd.	(8,300)	(245,603)	32.5
Koei Tecmo Holdings Co. Ltd.	(20,600)	(475,334)	62.8
Kusuri no Aoki Holdings Co. Ltd.	(5,600)	(417,633)	55.2
Kyocera Corp.	(18,600)	(1,220,288)	161.2
Kyushu Financial Group, Inc.	(4,000)	(16,146)	2.1
Kyushu Railway Co.	(13,100)	(432,792)	57.2
M3, Inc.	(4,300)	(103,042)	13.6
McDonald’s Holdings Co. Japan Ltd.	(900)	(45,173)	6.0
Minebea Mitsumi, Inc.	(98,400)	(1,868,768)	246.9
MISUMI Group, Inc.	(16,200)	(407,248)	53.8
Murata Manufacturing Co. Ltd.	(25,800)	(1,404,762)	185.6
Nabtesco Corp.	(36,500)	(1,161,970)	153.5
NGK Insulators Ltd.	(10,300)	(158,236)	20.9
Nippon Shinyaku Co. Ltd.	(500)	(45,108)	6.0
NOF Corp.	(4,900)	(165,517)	21.9
Nomura Holdings, Inc.	(72,700)	(330,420)	43.7
Nomura Real Estate Master Fund, Inc.	(91)	(173,952)	23.0
Omron Corp.	(8,000)	(468,014)	61.8
Orient Corp.	(73,000)	(106,647)	14.1
Park24 Co. Ltd.	(3,800)	(89,743)	11.9
Pigeon Corp.	(400)	(19,527)	2.6
Renesas Electronics Corp.	(7,200)	(48,742)	6.4
Rohm Co. Ltd.	(1,200)	(95,075)	12.6
Santen Pharmaceutical Co. Ltd.	(8,800)	(155,877)	20.6
SBI Holdings, Inc.	(19,300)	(419,743)	55.5
Sekisui House Ltd.	(9,200)	(198,392)	26.2
Sekisui House Reit, Inc.	(69)	(63,682)	8.4
Shiga Bank Ltd.	(15,400)	(371,125)	49.0
Shizuoka Bank Ltd.	(8,800)	(66,869)	8.8
Shochiku Co. Ltd.	(8,000)	(1,173,843)	155.1
Sony Corp.	(14,900)	(906,950)	119.8
Sony Financial Holdings, Inc.	(17,900)	(385,090)	50.9
Square Enix Holdings Co. Ltd.	(2,700)	(128,488)	17.0
Stanley Electric Co. Ltd.	(6,900)	(190,945)	25.2
Sumco Corp.	(23,300)	(387,033)	51.1

22

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	(22,900)	$(765,998)	101.2%
Sumitomo Osaka Cement Co. Ltd.	(400)	(17,461)	2.3
Sysmex Corp.	(8,400)	(548,084)	72.4
Taiyo Nippon Sanso Corp.	(10,300)	(241,120)	31.9
TDK Corp.	(6,200)	(611,777)	80.8
Toho Gas Co. Ltd.	(4,300)	(167,479)	22.1
Tokai Carbon Co. Ltd.	(7,400)	(74,732)	9.9
Tokyo Gas Co. Ltd.	(800)	(19,529)	2.6
Tokyu Corp.	(14,200)	(268,573)	35.5
Toray Industries, Inc.	(18,800)	(132,862)	17.6
Toyo Suisan Kaisha Ltd.	(5,600)	(235,788)	31.2
United Urban Investment Corp.	(424)	(855,390)	113.0
USS Co. Ltd.	(84,400)	(1,634,674)	216.0
Yaskawa Electric Corp.	(15,200)	(578,173)	76.4

		(37,524,215)

Luxembourg
SES SA	(12,057)	(233,724)	30.9

Netherlands
Adyen NV	(399)	(280,902)	37.1
Boskalis Westminster	(21,232)	(467,339)	61.7
InterXion Holding NV	(39,816)	(3,512,567)	464.1
OCI NV	(33,551)	(754,373)	99.7
SBM Offshore NV	(13,062)	(225,261)	29.8

		(5,240,442)

Norway
Mowi ASA	(49,211)	(1,201,337)	158.7

Singapore
City Developments Ltd.	(467,300)	(3,700,638)	489.0
Mapletree Commercial Trust (Expires 11/07/19)	(17,473)	(1,156)	0.2
Mapletree Logistics Trust	(2,448,900)	(3,022,689)	399.4
Wilmar International Ltd.	(804,100)	(2,210,855)	292.1

		(8,935,338)

Spain
Indra Sistemas SA	(16,528)	(159,662)	21.1

Sweden
Atlas Copco AB, -B Shares	(19,282)	(598,288)	79.1
Electrolux AB, Series B	(32,687)	(859,385)	113.5
JM AB	(81,947)	(2,099,212)	277.4
Skanska AB, -B Shares	(78,305)	(1,668,432)	220.5
Svenska Cellulosa AB SCA, Class B	(93,334)	(952,392)	125.8
Svenska Handelsbanken AB, -A Shares	(198,353)	(1,990,632)	263.0
Telia Co. AB	(35,492)	(156,036)	20.6

		(8,324,377)

Switzerland
Baloise Holding AG	(2,900)	(536,365)	70.9
EMS-Chemie Holding AG	(126)	(78,939)	10.4
Georg Fischer AG, Registered Shares	(609)	(581,626)	76.8

	Shares	Value	% of Basket Value

Switzerland (continued)
Helvetia Holding AG, Registered Share	(1,233)	$(173,196)	22.9%
Lonza Group AG, Registered Shares	(12,966)	(4,673,367)	617.5
SGS SA, Registered Shares	(641)	(1,671,795)	220.9
Stadler Rail AG	(3,950)	(191,874)	25.4
STMicroelectronics NV	(73,943)	(1,679,257)	221.9
STMicroelectronics NV	(21,546)	(489,015)	64.6
Swatch Group AG	(4,575)	(1,268,547)	167.6
Swatch Group AG, Registered Shares	(9,403)	(504,813)	66.7
Swiss Life Holding AG	(1,548)	(775,264)	102.4

		(12,624,058)

United Kingdom
ASOS PLC	(4,640)	(213,296)	28.2
Avast PLC	(15,850)	(85,105)	11.2
Barclays PLC	(1,334,048)	(2,893,646)	382.3
Beazley PLC	(409,581)	(3,112,947)	411.3
Capita PLC	(695,892)	(1,407,668)	186.0
CNH Industrial NV	(88,296)	(961,336)	127.0
Domino’s Pizza Group PLC	(181,196)	(671,449)	88.7
Hays PLC	(146,406)	(297,946)	39.4
Janus Henderson Group PLC	(8,538)	(197,484)	26.1
Legal & General Group PLC	(764,254)	(2,612,479)	345.2
Lloyds Banking Group PLC	(1,671,652)	(1,229,677)	162.5
Melrose Industries PLC	(693,277)	(1,916,001)	253.2
Mondi PLC	(101,683)	(2,108,285)	278.6
Ocado Group PLC	(162,745)	(2,805,118)	370.6
Pentair PLC	(36,688)	(1,521,451)	201.0
Phoenix Group Holdings PLC	(256,285)	(2,340,942)	309.3
Quilter PLC	(96,949)	(172,017)	22.7
Reckitt Benckiser Group PLC	(4,545)	(351,700)	46.5
RELX PLC	(149,866)	(3,606,219)	476.5
Rolls-Royce Group PLC	(384,422)	(498)	0.1
Royal Bank of Scotland Group PLC	(326,182)	(901,645)	119.1
Schroders PLC	(18,079)	(724,776)	95.8
Segro PLC	(64,956)	(710,316)	93.9
St. James’s Place PLC	(239,411)	(3,229,190)	426.7
Standard Life Aberdeen PLC	(320,643)	(1,260,660)	166.6
Travis Perkins PLC	(3,759)	(69,820)	9.2
Tritax Big Box REIT PLC	(8,988)	(17,506)	2.3
Weir Group PLC	(42,079)	(734,995)	97.1

		(36,154,172)

United States
Aaron’s, Inc.	(772)	(57,846)	7.6
Acadia Healthcare Co., Inc.	(12,672)	(380,033)	50.2
AECOM	(691)	(27,647)	3.7
Aflac, Inc.	(14,202)	(754,978)	99.8
Air Lease Corp.	(43,301)	(1,904,378)	251.6
Align Technology, Inc.	(3,005)	(758,131)	100.2
Alteryx, Inc., Class A	(1,432)	(131,028)	17.3
American Airlines Group, Inc.	(35,283)	(1,060,607)	140.1

23

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
American Electric Power Co., Inc.	(2,862)	$(270,144)	35.7%
American Homes 4 Rent	(5,933)	(157,047)	20.7
Ameriprise Financial, Inc.	(102)	(15,391)	2.0
Amphenol Corp., Class A	(12,093)	(1,213,291)	160.3
Apartment Investment & Management Co., Class A	(750)	(41,160)	5.4
Appian Corp.	(7,196)	(321,229)	42.4
Archer-Daniels-Midland Co.	(69,804)	(2,934,560)	387.7
Arconic, Inc.	(103,412)	(2,840,728)	375.3
Arista Networks, Inc.	(501)	(122,530)	16.2
Atmos Energy Corp.	(3,282)	(369,159)	48.8
Avalonbay Communities, Inc.	(3,243)	(705,871)	93.3
Bank of America Corp.	(93,977)	(2,938,661)	388.3
Baxter International, Inc.	(8,100)	(621,270)	82.1
Best Buy Co., Inc.	(3,931)	(282,364)	37.3
Boston Properties, Inc.	(538)	(73,814)	9.8
Boston Scientific Corp.	(42,054)	(1,753,652)	231.7
Brink’s Co.	(231)	(19,626)	2.6
Capri Holdings Ltd.	(16,381)	(508,958)	67.2
Carvana Co.	(16,422)	(1,331,496)	175.9
Caterpillar, Inc.	(1,354)	(186,581)	24.7
CDK Global, Inc.	(12,622)	(637,916)	84.3
Cheniere Energy, Inc.	(57,939)	(3,566,145)	471.2
Chewy, Inc., Class A	(45,124)	(1,113,209)	147.1
Cimarex Energy Co.	(15,889)	(670,834)	88.6
Cloudflare, Inc., Class A	(70,968)	(1,195,101)	157.9
CMS Energy Corp.	(27,595)	(1,763,872)	233.1
Consolidated Edison, Inc.	(18,615)	(1,716,675)	226.8
Corteva, Inc.	(5,920)	(156,170)	20.6
Coty, Inc., Class A	(34,609)	(404,579)	53.5
Cummins, Inc.	(1,378)	(237,677)	31.4
Datadog, Inc., Class A	(4,082)	(137,114)	18.1
Deere & Co.	(8,298)	(1,445,014)	190.9
Dentsply Sirona, Inc.	(3,255)	(178,309)	23.6
Domino’s Pizza, Inc.	(412)	(111,907)	14.8
Dow Inc.	(2,319)	(117,086)	15.5
Duke Realty Corp.	(5,739)	(201,668)	26.6
Dynatrace, Inc.	(2,191)	(44,324)	5.9
Edison International	(1,158)	(72,838)	9.6
Eldorado Resorts, Inc.	(14,455)	(647,150)	85.5
Element Solutions, Inc.	(7,562)	(82,123)	10.9
Eli Lilly & Co.	(4,968)	(566,104)	74.8
Emerson Electric Co.	(96,930)	(6,799,640)	898.4
Enphase Energy, Inc.	(15,471)	(300,602)	39.7
Entergy Corp.	(31,113)	(3,779,607)	499.4
Equity Residential	(811)	(71,903)	9.5
Erie Indemnity Co., Class A	(178)	(32,800)	4.3
Everbridge, Inc.	(1,226)	(85,219)	11.3
Eversource Energy	(22,765)	(1,906,341)	251.9
Exelon Corp.	(34,572)	(1,572,680)	207.8
Fastenal Co.	(45,732)	(1,643,608)	217.2
Federal Realty Investment Trust	(5,573)	(757,984)	100.2
FireEye, Inc.	(3,047)	(48,264)	6.4

	Shares	Value	% of Basket Value

United States (continued)
First Citizens BancShares, Inc., Class A	(46)	$(22,628)	3.0%
First Solar, Inc.	(99,139)	(5,134,409)	678.4
FirstEnergy Corp.	(79,096)	(3,821,919)	505.0
Flex Ltd.	(29,108)	(342,019)	45.2
FLIR Systems, Inc.	(5,909)	(304,668)	40.3
Fox Corp., Class A	(25,404)	(813,944)	107.5
Fox Corp., Class B	(43,378)	(1,355,129)	179.1
Franklin Resources, Inc.	(8,468)	(233,293)	30.8
GCI Liberty, Inc., Class A	(69,539)	(4,866,339)	643.0
General Electric Co.	(65,149)	(650,187)	85.9
Grocery Outlet Holding Corp.	(3,054)	(97,423)	12.9
Guardant Health, Inc.	(22,011)	(1,529,765)	202.1
Guidewire Software, Inc.	(252)	(28,410)	3.8
Healthcare Trust of America, Inc., Class A	(17,462)	(541,322)	71.5
Hess Corp.	(29,723)	(1,954,287)	258.2
Hewlett Packard Enterprise Co.	(40,910)	(671,333)	88.7
Horizon Therapeutics PLC	(8,094)	(233,998)	30.9
Howard Hughes Corp.	(1,539)	(172,091)	22.7
Huntington Ingalls Industries, Inc.	(9,663)	(2,180,553)	288.1
Hyatt Hotels Corp., Class A	(19,161)	(1,432,093)	189.2
IAA, Inc.	(2,287)	(87,249)	11.5
Ingersoll-Rand PLC	(863)	(109,506)	14.5
Iridium Communications, Inc.	(9,791)	(239,586)	31.7
Jabil Circuit, Inc.	(11,506)	(423,651)	56.0
Jacobs Engineering Group, Inc.	(2,858)	(267,452)	35.3
JBG SMITH Properties	(158,956)	(6,399,569)	845.6
JPMorgan Chase & Co.	(12,163)	(1,519,402)	200.8
Kinder Morgan, Inc.	(29,965)	(598,701)	79.1
Las Vegas Sands Corp.	(53,190)	(3,289,270)	434.6
Liberty Broadband Corp.	(4,259)	(502,860)	66.4
Liberty Media Corp-Liberty Formula One, Class C	(22,633)	(961,903)	127.1
Liberty Media Corp-Liberty SiriusXM	(24,410)	(1,103,088)	145.8
Lincoln Electric Holdings, Inc.	(534)	(47,830)	6.3
LiveRamp Holdings, Inc.	(8,085)	(316,043)	41.8
Loews Corp.	(10,431)	(511,119)	67.5
LPL Financial Holdings, Inc.	(8,497)	(686,897)	90.8
Madison Square Garden Co., Class A	(3,051)	(814,373)	107.6
Magnolia Oil & Gas Corp., Class A	(7,839)	(76,979)	10.2
Marriott Vacations Worldwide Corp.	(12,673)	(1,393,143)	184.1
McKesson Corp.	(13,059)	(1,736,847)	229.5
Medallia, Inc.	(17,841)	(518,816)	68.6
Micron Technology, Inc.	(2,558)	(121,633)	16.1
Mid-America Apartment Communities, Inc.	(2,790)	(387,782)	51.2
MKS Instruments, Inc.	(5,931)	(641,853)	84.8
Molina Healthcare, Inc.	(897)	(105,523)	13.9
MongoDB, Inc.	(180)	(22,999)	3.0
Monster Beverage Corp.	(43,872)	(2,462,535)	325.4

24

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Netflix, Inc.	(3,025)	$(869,415)	114.9%
New York Times Co.	(510)	(15,759)	2.1
NextEra Energy, Inc.	(8,493)	(2,024,222)	267.5
NiSource, Inc.	(120,882)	(3,389,531)	447.9
Norfolk Southern Corp.	(20,459)	(3,723,538)	492.0
Northern Trust Corp.	(3,918)	(390,546)	51.6
Nutanix, Inc., Class A	(914)	(26,707)	3.5
Occidental Petroleum Corp.	(53,413)	(2,163,227)	285.8
Omega Healthcare Investors, Inc.	(51,219)	(2,255,685)	298.0
ONE Gas, Inc.	(1,495)	(138,796)	18.3
Parker-Hannifin Corp.	(40)	(7,340)	1.0
Peloton Interactive, Inc., Class A	(72,435)	(1,729,023)	228.5
Perspecta, Inc.	(4,128)	(109,557)	14.5
Pioneer Natural Resources Co.	(8,754)	(1,076,917)	142.3
Post Holdings, Inc.	(9,532)	(980,843)	129.6
Primerica, Inc.	(2,695)	(340,055)	44.9
Progressive Corp.	(5,729)	(399,311)	52.8
Public Service Enterprise Group, Inc.	(50,404)	(3,191,077)	421.6
Qualys, Inc.	(215)	(18,346)	2.4
Quanta Services, Inc.	(100,097)	(4,209,079)	556.1
Realty Income Corp.	(1,411)	(115,406)	15.2
Reata Pharmaceuticals, Inc., Class A	(1,025)	(211,232)	27.9
Reliance Worldwide Corp. Ltd.	(15,959)	(46,439)	6.1
Rexford Industrial Realty, Inc.	(578)	(27,796)	3.7
Rogers Corp.	(7,090)	(960,553)	126.9
Roku, Inc.	(10,423)	(1,534,266)	202.7
Rollins, Inc.	(6,620)	(252,288)	33.3
Sanderson Farms, Inc.	(11,174)	(1,729,847)	228.6
Santander Consumer USA Holdings, Inc.	(5,571)	(139,721)	18.5
Seagate Technology PLC	(4,936)	(286,436)	37.8
Skyworks Solutions, Inc.	(3,346)	(304,687)	40.3
Slack Technologies, Inc., Class A	(68,479)	(1,506,538)	199.1
Smartsheet, Inc., Class A	(878)	(34,593)	4.6
SmileDirectClub, Inc.	(79,973)	(935,284)	123.6
SolarEdge Technologies, Inc.	(2,659)	(225,909)	29.8
Southern Co.	(19,436)	(1,217,860)	160.9
Spirit Airlines, Inc.	(6,972)	(261,868)	34.6
Spotify Technology SA	(2,438)	(351,803)	46.5

	Shares	Value	% of Basket Value

United States (continued)
Stericycle, Inc.	(80,757)	$(4,651,603)	614.6%
Store Capital Corp.	(1,087)	(44,023)	5.8
Sun Communities, Inc.	(14,056)	(2,286,208)	302.1
T-Mobile U.S., Inc.	(91,649)	(7,575,706)	1,001.0
Tandem Diabetes Care, Inc.	(9,272)	(570,970)	75.4
Toro Co.	(8,680)	(669,488)	88.5
Trade Desk, Inc., Class A	(3,251)	(652,801)	86.3
Transocean Ltd.	(93,668)	(444,923)	58.8
TreeHouse Foods, Inc.	(1,695)	(91,564)	12.1
Trinity Industries, Inc.	(1,667)	(32,973)	4.4
Tyler Technologies, Inc.	(88)	(23,630)	3.1
Tyson Foods, Inc., Class A	(26,776)	(2,216,785)	292.9
Ubiquiti, Inc.	(2,057)	(260,396)	34.4
Union Pacific Corp.	(12,941)	(2,141,218)	282.9
Universal Display Corp.	(190)	(38,034)	5.0
Urban Outfitters, Inc.	(7,799)	(223,831)	29.6
VEREIT, Inc.	(36,286)	(357,054)	47.2
Vishay Intertechnology, Inc.	(18,130)	(365,320)	48.3
Vistra Energy Corp.	(2,108)	(56,979)	7.5
Walmart, Inc.	(40,452)	(4,743,402)	626.8
Walt Disney Co.	(12,950)	(1,682,464)	222.3
Waste Management, Inc.	(5,179)	(581,136)	76.8
WEC Energy Group, Inc.	(2,401)	(226,654)	29.9
Weyerhaeuser Co.	(16,495)	(481,819)	63.7
WP Carey, Inc.	(57,046)	(5,251,655)	693.9
WPX Energy, Inc.	(218,796)	(2,183,584)	288.5
Wright Medical Group NV	(74,769)	(1,555,195)	205.5
Wyndham Hotels & Resorts, Inc.	(3,822)	(206,273)	27.3
Wynn Resorts Ltd.	(6,359)	(771,601)	102.0
Xerox Holdings Corp.	(2,229)	(75,630)	10.0
Zillow Group, Inc., Class C	(20,208)	(658,175)	87.0
Zoom Video Communications, Inc., Class A	(11,603)	(810,934)	107.1

		(184,712,590)

Total Reference Entity — Short		(354,362,119)

Net Value of Reference Entity — Goldman Sachs & Co.		$(756,824)

25

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2019 expiration dates 09/11/29 — 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Short

United States
Apartment Investment & Management Co., Class A	(14)	$(768)	100.0%

Total Reference Entity — Short		(768)

Net Value of Reference Entity — Goldman Sachs & Co.		$(768)

26

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2019 expiration dates 06/12/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Adelaide Brighton Ltd.	106,180	$225,519	(69.9)%
AGL Energy Ltd.	36,435	497,360	(154.1)
ALS Ltd.	22,392	124,535	(38.6)
Ansell Ltd.	1,061	20,177	(6.2)
Aristocrat Leisure Ltd.	89,828	1,958,702	(606.7)
AusNet Services	740,128	945,416	(292.8)
Challenger Ltd.	7,649	41,953	(13.0)
Cochlear Ltd.	776	113,211	(35.1)
CSR Ltd.	157,531	450,291	(139.5)
Fortescue Metals Group Ltd.	28,334	173,422	(53.7)
Harvey Norman Holdings Ltd.	18,844	53,169	(16.5)
Independence Group NL	42,781	187,362	(58.0)
Macquarie Group Ltd.	1,913	176,641	(54.7)
Magellan Financial Group Ltd.	1,565	51,908	(16.1)
REA Group Ltd.	1,321	99,140	(30.7)
Scentre Group	547,213	1,445,816	(447.9)
Spark Infrastructure Group	37,319	52,042	(16.1)
Treasury Wine Estates Ltd.	13,228	160,365	(49.7)
Vicinity Centres	229,632	422,689	(130.9)
WiseTech Global Ltd.	6,246	112,170	(34.7)

		7,311,888

Belgium
Groupe Bruxelles Lambert SA	10,715	1,076,384	(333.4)

Canada
CCL Industries, Inc., Class B	5,507	226,660	(70.2)
FirstService Corp.	3,966	346,163	(107.2)
Franco-Nevada Corp.	3,282	318,457	(98.6)
Nutrien Ltd.	8,316	397,837	(123.2)
Open Text Corp.	1,700	68,692	(21.3)
Restaurant Brands International, Inc.	16,768	1,097,030	(339.8)
TC Energy Corp.	1,464	73,795	(22.9)
Teck Resources Ltd., Class B	37,496	592,716	(183.6)

	Shares	Value	% of Basket Value

Canada (continued)
TELUS Corp.	92,259	$3,281,705	(1,016.5)%
TFI International, Inc.	12,713	405,106	(125.5)
Wheaton Precious Metals Corp.	31,865	893,217	(276.7)

		7,701,378

Chile
Antofagasta PLC	3,174	35,748	(11.1)

Denmark
AP Moeller — Maersk A/S, Class B	884	1,127,632	(349.3)
Chr Hansen Holding A/S	442	33,935	(10.5)
FLSmidth & Co. A/S	9,412	337,358	(104.5)
GN Store Nord A/S	8,288	364,614	(112.9)
Royal Unibrew A/S	234	19,184	(6.0)
SimCorp A/S	4,457	398,802	(123.5)

		2,281,525

Finland
Wartsila OYJ Abp	3,033	32,043	(9.9)

France
Eramet	742	37,179	(11.5)
Gaztransport Et Technigaz SA	3,175	289,682	(89.7)
Imerys SA	26,270	1,014,775	(314.4)
Lagardere SCA	34,873	779,257	(241.4)
Nexity SA	24,683	1,277,548	(395.7)
Rubis SCA	3,317	192,345	(59.6)
Sodexo SA	2,510	276,021	(85.5)
Teleperformance	785	178,104	(55.2)
Veolia Environnement SA	39,796	1,047,580	(324.5)
Wendel SA	1,419	201,210	(62.3)

		5,293,701

Germany
adidas AG	1,704	526,145	(163.0)
Bayer AG, Registered Shares	5,733	444,744	(137.8)
CANCOM SE	296	15,831	(4.9)
Deutsche Boerse AG	739	114,441	(35.4)
Deutsche Post AG, Registered Shares	5,332	188,886	(58.5)
DWS Group GmbH & Co. KGaA	7,698	248,982	(77.1)

27

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany (continued)
Freenet AG	16,975	$376,977	(116.8)%
GEA Group AG	7,116	217,539	(67.4)
Grand City Properties SA	4,997	116,987	(36.2)
Hochtief AG	2,974	371,580	(115.1)
LEG Immobilien AG	617	70,871	(22.0)
MTU Aero Engines AG	2,763	738,912	(228.9)
Nemetschek SE	6,357	324,349	(100.5)
Puma SE	6,494	488,524	(151.3)
Rational AG	897	682,486	(211.4)
Rheinmetall AG	302	36,326	(11.3)
Sartorius AG, Preference Shares	923	179,359	(55.6)
Stroeer SE & Co. KGaA	6,111	492,353	(152.5)
Telefonica Deutschland Holding AG	561,975	1,783,162	(552.3)
TLG Immobilien AG	13,574	397,401	(123.1)
Volkswagen AG	2,349	444,055	(137.5)
Zalando SE	6,200	268,813	(83.3)

		8,528,723

Hong Kong
ASM Pacific Technology Ltd.	1,900	26,529	(8.2)
Champion REIT	27,000	17,895	(5.5)
Hongkong Land Holdings Ltd.	18,600	102,177	(31.7)
Hysan Development Co. Ltd.	33,000	130,061	(40.3)
New World Development Co. Ltd.	96,000	137,322	(42.5)
NWS Holdings Ltd.	80,000	119,062	(36.9)
Sino Land Co. Ltd.	136,000	203,302	(63.0)
Swire Pacific Ltd., Class A	77,500	738,752	(228.8)

		1,475,100

Ireland
Kerry Group PLC, Class A	3,329	402,471	(124.7)
UDG Healthcare PLC	105,439	1,056,948	(327.4)

		1,459,419

Italy
Ferrari NV	501	80,239	(24.8)

Japan
AEON Financial Service Co. Ltd.	44,000	670,577	(207.7)
Aeon Mall Co. Ltd.	44,700	715,156	(221.5)
AGC, Inc.	4,100	144,156	(44.7)

	Shares	Value	% of Basket Value

Japan (continued)
Benesse Holdings, Inc.	3,500	$93,694	(29.0)%
Calbee, Inc.	7,000	233,980	(72.5)
Citizen Watch Co. Ltd.	267,000	1,419,520	(439.7)
Daicel Corp.	31,400	280,698	(86.9)
Daito Trust Construction Co. Ltd.	2,400	318,049	(98.5)
Denka Co. Ltd.	15,600	450,195	(139.5)
Dentsu, Inc.	700	25,025	(7.8)
DIC Corp.	8,600	246,348	(76.3)
Eisai Co. Ltd.	600	43,433	(13.5)
Electric Power Development Co. Ltd.	48,200	1,170,316	(362.5)
Fuji Media Holdings, Inc.	73,800	997,229	(308.9)
Fuji Seal International, Inc.	600	14,904	(4.6)
GS Yuasa Corp.	8,600	156,780	(48.6)
H2O Retailing Corp.	11,100	125,891	(39.0)
Hino Motors Ltd.	15,200	143,706	(44.5)
Isetan Mitsukoshi Holdings Ltd.	103,300	823,835	(255.2)
Isuzu Motors Ltd.	5,100	59,262	(18.4)
Izumi Co. Ltd.	10,800	406,278	(125.8)
Japan Airlines Co. Ltd.	7,100	221,251	(68.5)
JFE Holdings, Inc.	40,300	504,058	(156.1)
JTEKT Corp.	1,400	17,856	(5.5)
JXTG Holdings, Inc.	86,000	401,985	(124.5)
Kajima Corp.	14,700	202,016	(62.6)
Kandenko Co. Ltd.	35,400	334,720	(103.7)
Kaneka Corp.	10,000	332,886	(103.1)
Kansai Electric Power Co., Inc.	81,400	949,623	(294.2)
Kao Corp.	9,700	779,867	(241.6)
Kinden Corp.	5,700	85,744	(26.6)
Kobe Steel Ltd.	101,200	544,104	(168.5)
Konica Minolta, Inc.	11,000	80,738	(25.0)
Lintec Corp.	70,600	1,482,798	(459.3)
Mabuchi Motor Co. Ltd.	700	28,362	(8.8)
Maruha Nichiro Corp.	14,700	381,793	(118.3)
Maruichi Steel Tube Ltd.	4,400	120,157	(37.2)
Mazda Motor Corp.	33,600	308,459	(95.5)
Mitsubishi Motors Corp.	77,400	353,393	(109.5)
Mitsubishi Tanabe Pharma Corp.	12,100	144,816	(44.9)

28

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
MS&AD Insurance Group Holdings, Inc.	15,900	$513,430	(159.0)%
Nichirei Corp.	1,500	34,447	(10.7)
Nifco, Inc.	3,400	89,746	(27.8)
Nikon Corp.	8,800	112,203	(34.8)
Nippon Electric Glass Co. Ltd.	64,400	1,450,710	(449.4)
Nippon Express Co. Ltd.	6,800	387,978	(120.2)
Nippon Shokubai Co. Ltd.	8,600	530,301	(164.3)
Nippon Steel Corp.	10,100	147,415	(45.7)
Nippon Television Holdings, Inc.	23,400	306,042	(94.8)
Nissan Motor Co. Ltd.	129,400	816,589	(252.9)
Nitto Denko Corp.	3,200	177,042	(54.8)
Oji Holdings Corp.	281,500	1,455,422	(450.8)
Otsuka Holdings Co. Ltd.	2,300	95,888	(29.7)
Persol Holdings Co. Ltd.	10,100	194,001	(60.1)
Pilot Corp.	8,000	324,461	(100.5)
Pola Orbis Holdings, Inc.	32,100	724,362	(224.4)
Recruit Holdings Co. Ltd.	10,700	355,604	(110.2)
Relo Group, Inc.	10,500	256,971	(79.6)
Sanwa Holdings Corp.	60,700	709,924	(219.9)
Seino Holdings Co Ltd.	16,200	208,299	(64.5)
Shikoku Electric Power Co., Inc.	9,400	93,186	(28.9)
Shimadzu Corp.	1,500	40,059	(12.4)
Shimizu Corp.	17,800	165,932	(51.4)
SKY Perfect JSAT Holdings, Inc.	52,400	216,412	(67.0)
SMC Corp.	200	86,408	(26.8)
Sojitz Corp.	6,900	21,718	(6.7)
Sumitomo Heavy Industries Ltd.	700	21,743	(6.7)
Sumitomo Rubber Industries Ltd.	16,800	222,663	(69.0)
Suntory Beverage & Food Ltd.	1,100	47,026	(14.6)
T&D Holdings, Inc.	36,900	410,982	(127.3)
Taisho Pharmaceutical Holdings Co. Ltd.	13,300	946,620	(293.2)
Takeda Pharmaceutical Co. Ltd.	22,700	820,220	(254.1)
Tohoku Electric Power Co., Inc.	55,800	573,500	(177.6)
Tokio Marine Holdings, Inc.	1,000	54,066	(16.7)
Tokyo Broadcasting System Holdings, Inc.	25,800	411,392	(127.4)
Tokyo Electron Ltd.	700	141,819	(43.9)
Tosoh Corp.	2,200	30,124	(9.3)
TV Asahi Holdings Corp.	14,100	220,227	(68.2)
Ube Industries Ltd.	6,000	128,467	(39.8)

	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Motor Co. Ltd.	500	$9,786	(3.0)%
Yamato Holdings Co. Ltd.	65,300	1,095,251	(339.3)
Yamato Kogyo Co. Ltd.	8,800	228,287	(70.7)
Z Holdings Corp.	11,900	36,637	(11.3)
Zenkoku Hosho Co. Ltd.	15,300	638,759	(197.9)

		31,365,777

Netherlands
ABN AMRO Group NV CVA	5,484	102,222	(31.7)
Aegon NV	167,662	727,374	(225.3)
ASM International NV	9,504	958,210	(296.8)
Euronext NV	4,029	325,028	(100.7)
Koninklijke DSM NV	9,949	1,180,826	(365.8)
NN Group NV	14,913	569,034	(176.2)
Royal Dutch Shell PLC, A Shares	2,295	66,528	(20.6)
Royal Dutch Shell PLC, B Shares	6,999	201,569	(62.4)
Signify NV	10,375	303,988	(94.2)

		4,434,779

Norway
Aker BP ASA	7,349	203,842	(63.1)
Leroy Seafood Group ASA	103,204	693,273	(214.8)
Norsk Hydro ASA	22,329	78,901	(24.4)
Schibsted ASA, Class A	33,314	978,380	(303.1)

		1,954,396

Portugal
EDP — Energias de Portugal SA	27,919	115,005	(35.6)

Singapore
Keppel REIT	419,900	373,255	(115.6)
Suntec Real Estate Investment Trust	1,226,400	1,675,395	(519.0)

		2,048,650

Spain
Acerinox SA	58,089	544,605	(168.7)
ACS Actividades de Construccion y Servicios SA	7,001	284,087	(88.0)
Applus Services SA	30,956	374,085	(115.8)
Cellnex Telecom SA	1,622	69,987	(21.7)

29

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Spain (continued)
Zardoya Otis SA	21,880	$165,896	(51.4)%

		1,438,660

Sweden
AAK AB	15,694	278,397	(86.2)
Industrivarden AB, Class C	12,630	273,650	(84.8)
Kinnevik AB, Class B	20,504	561,145	(173.8)
Lundin Petroleum AB	3,897	129,061	(40.0)
Nibe Industrier AB, -B Shares	30,720	420,631	(130.3)
Saab AB	3,901	120,471	(37.3)
SSAB AB, A Shares	19,709	55,164	(17.1)

		1,838,519

Switzerland
Bucher Industries AG, Registered Shares	63	19,452	(6.0)
Coca-Cola HBC AG	827	25,175	(7.8)
Dormakaba Holding AG	76	48,684	(15.1)
Dufry AG, Registered Shares	3,201	278,409	(86.3)
Geberit AG, Registered Shares	349	177,323	(54.9)
Glencore PLC	24,941	75,281	(23.3)
IWG PLC	42,997	214,179	(66.4)
LafargeHolcim Ltd., Registered Shares	1,465	75,621	(23.4)
Landis+Gyr Group AG	1,786	165,836	(51.4)
PSP Swiss Property AG, Registered Shares	1,959	259,303	(80.3)
Schindler Holding AG, Participation Certificates	430	105,348	(32.6)
Schindler Holding AG, Registered Shares	1,091	258,364	(80.0)
Sunrise Communications Group AG	455	35,402	(11.0)
VAT Group AG	1,816	267,009	(82.7)

		2,005,386

United Kingdom
B&M European Value Retail SA	11,460	54,978	(17.0)
Babcock International Group PLC	30,658	220,192	(68.2)
Bellway PLC	6,419	262,726	(81.4)
Berkeley Group Holdings PLC	619	35,283	(10.9)
Centrica PLC	106,233	99,972	(31.0)
Compass Group PLC	22,869	608,866	(188.6)
DCC PLC	1,619	151,829	(47.0)
Dechra Pharmaceuticals PLC	29,047	990,839	(306.9)
Direct Line Insurance Group PLC	23,796	83,873	(26.0)
Experian PLC	37,223	1,173,317	(363.4)
Halma PLC	28,426	689,769	(213.7)

	Shares	Value	% of Basket Value

United Kingdom (continued)
HomeServe PLC	57,636	$865,296	(268.0)%
Imperial Brands PLC	4,929	108,056	(33.5)
J. Sainsbury PLC	284,804	750,537	(232.5)
John Wood Group PLC	135,060	592,997	(183.7)
Moneysupermarket.com Group PLC	76,311	339,558	(105.2)
Rotork PLC	186,589	728,662	(225.7)
Smith & Nephew PLC	8,231	176,690	(54.7)
SSP Group PLC	159,221	1,312,957	(406.7)
Subsea 7 SA	86,160	809,448	(250.7)
Vodafone Group PLC	319,806	652,634	(202.2)

		10,708,479

United States
Amcor PLC	78,784	754,387	(233.7)
Elastic NV	3,639	262,044	(81.2)
Etsy, Inc.	1,590	70,739	(21.9)
Green Dot Corp., Class A	1,257	36,252	(11.2)
Hill-Rom Holdings, Inc.	1,491	156,093	(48.4)
HubSpot, Inc.	1,911	296,396	(91.8)
James Hardie Industries PLC	22,394	384,599	(119.1)
Mettler-Toledo International, Inc.	171	120,545	(37.3)
New Relic, Inc.	1,993	127,671	(39.5)
Paylocity Holding Corp.	848	87,005	(27.0)
Ryder System, Inc.	2,465	119,873	(37.1)
ServiceMaster Global Holdings, Inc.	369	14,900	(4.6)
Snap-on, Inc.	150	24,400	(7.6)
TriNet Group, Inc.	241	12,771	(4.0)

		2,467,675

Total Reference Entity — Long			93,653,474

Reference Entity — Short

Australia
Afterpay Touch Group Ltd.	(14,457)	(287,001)	88.9
AMP Ltd.	(36,762)	(46,450)	14.4

30

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Australia (continued)
Appen Ltd.	(2,697)	$(40,520)	12.6%
ASX Ltd.	(12,129)	(688,464)	213.3
Atlas Arteria Ltd.	(90,036)	(497,941)	154.2
Brambles Ltd.	(25,535)	(211,099)	65.4
Charter Hall Group	(17,844)	(139,039)	43.1
Domain Holdings Australia Ltd.	(7,235)	(15,787)	4.9
Downer EDI, Ltd.	(35,163)	(195,578)	60.6
Lend Lease Group	(52,432)	(677,721)	209.9
Link Administration Holdings Ltd.	(53,676)	(206,985)	64.1
Mineral Resources Ltd.	(44,167)	(434,423)	134.6
NEXTDC Ltd.	(93,971)	(415,283)	128.6
Nufarm Ltd.	(199,288)	(813,256)	251.9
Orora Ltd.	(94,897)	(202,269)	62.7
OZ Minerals Ltd.	(13,805)	(96,323)	29.8
Platinum Asset Management Ltd.	(5,969)	(17,046)	5.3
Qube Holdings Ltd.	(208,913)	(468,404)	145.1
Star Entertainment Grp Ltd. (The)	(39,267)	(127,323)	39.4
Sydney Airport	(23,510)	(142,387)	44.1
TPG Telecom Ltd.	(87,985)	(396,563)	122.8
Wesfarmers, Ltd.	(3,903)	(107,235)	33.2

		(6,227,097)

Austria
OMV AG	(13,032)	(761,872)	236.0

Belgium
KBC Groep NV	(3,735)	(262,624)	81.4
Proximus SADP	(37,419)	(1,149,914)	356.2
Umicore SA	(48,269)	(1,992,545)	617.2

		(3,405,083)

Canada
Air Canada	(29,912)	(1,065,122)	329.9
Allied Properties Real Estate Investment Trust	(31,756)	(1,291,843)	400.2
Bombardier, Inc., Class B	(606,508)	(764,409)	236.8
Cameco Corp.	(12,707)	(113,457)	35.2
Canadian National Railway Co.	(2,759)	(246,762)	76.4
Empire Co. Ltd., Class A	(53,071)	(1,409,075)	436.5
Great Canadian Gaming Corp.	(19,906)	(629,629)	195.0
iA Financial Corp., Inc.	(740)	(35,638)	11.0
Intact Financial Corp.	(14,143)	(1,459,292)	452.0
Inter Pipeline Ltd.	(3,095)	(51,955)	16.1
Lightspeed POS, Inc.	(8,276)	(215,901)	66.9
Lundin Mining Corp.	(6,606)	(33,354)	10.3
Metro, Inc.	(48,954)	(2,070,259)	641.3
Onex Corp.	(10,216)	(600,581)	186.0
SNC-Lavalin Group, Inc.	(54,961)	(993,563)	307.8
Thomson Reuters Corp.	(3,637)	(244,409)	75.7
Toromont Industries Ltd.	(1,233)	(63,667)	19.7
West Fraser Timber Co. Ltd.	(4,830)	(223,329)	69.2

	Shares	Value	% of Basket Value

Canada (continued)
WestJet Airlines Ltd.	(2,588)	$(60,186)	18.6%

		(11,572,431)

China
Minth Group Ltd.	(8,000)	(28,297)	8.8

Denmark
Ambu A/S, Class B	(1,188)	(18,675)	5.8
Novo Nordisk A/S, Class B	(2,666)	(146,600)	45.4
Pandora A/S	(3,009)	(148,061)	45.9

		(313,336)

Finland
Nokian Renkaat OYJ	(3,424)	(97,855)	30.3

France
Amundi SA	(978)	(69,895)	21.6
AXA SA	(968)	(25,570)	7.9
Carrefour SA	(45,965)	(782,579)	242.4
CGG SA	(108,832)	(253,706)	78.6
Cie Generale des Etablissements Michelin SCA	(4,350)	(529,644)	164.1
Getlink SE	(80,975)	(1,356,402)	420.1
ICADE	(449)	(43,968)	13.6
Schneider Electric SA	(1,545)	(143,593)	44.5
SOITEC	(2,417)	(266,598)	82.6
Valeo SA	(93)	(3,463)	1.1

		(3,475,418)

Germany
CECONOMY AG	(6,588)	(33,152)	10.3
Delivery Hero SE	(3,344)	(156,909)	48.6
KION Group AG	(4,729)	(314,657)	97.5
Knorr-Bremse AG	(3,029)	(305,697)	94.7
ProSiebenSat.1 Media SE	(1,741)	(25,709)	8.0
TeamViewer AG	(14,782)	(390,067)	120.8
ThyssenKrupp AG	(11,982)	(170,870)	52.9
TUI AG	(27,920)	(365,257)	113.1
United Internet AG	(4,957)	(149,644)	46.3

		(1,911,962)

Hong Kong
Jardine Matheson Holdings Ltd.	(1,300)	(74,114)	23.0

Italy
Assicurazioni Generali SpA	(6,849)	(138,880)	43.0
Banco BPM SpA	(81,882)	(186,393)	57.7
Fincantieri SpA	(50,486)	(53,275)	16.5
Freni Brembo SpA	(114,724)	(1,220,595)	378.1
Infrastrutture Wireless Italiane SpA	(10,827)	(111,093)	34.4
Intesa Sanpaolo SpA	(181,362)	(454,461)	140.8
Juventus Football Club SpA	(722,347)	(1,131,915)	350.6

31

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Italy (continued)
Pirelli & C SpA	(69,281)	$(400,506)	124.1%

		(3,697,118)

Japan
77 Bank Ltd.	(1,400)	(22,056)	6.8
ABC-Mart, Inc.	(900)	(61,709)	19.1
Aeon Co. Ltd.	(13,700)	(275,649)	85.4
Air Water, Inc.	(900)	(16,849)	5.2
ANA Holdings, Inc.	(19,600)	(673,034)	208.5
Ariake Japan Co., Ltd.	(3,800)	(294,986)	91.4
Asahi Kasei Corp.	(3,700)	(41,075)	12.7
Asics Corp.	(7,600)	(130,479)	40.4
Bandai Namco Holdings, Inc.	(10,200)	(627,189)	194.3
Bank of Kyoto Ltd.	(14,500)	(573,918)	177.8
Chugoku Bank Ltd.	(102,000)	(996,731)	308.7
COLOPL, Inc.	(16,800)	(219,554)	68.0
Dai Nippon Printing Co., Ltd.	(1,100)	(29,379)	9.1
Daido Steel Co. Ltd.	(1,700)	(74,185)	23.0
Daiwa House REIT Investment Corp.	(42)	(122,296)	37.9
FamilyMart UNY Holdings Co. Ltd.	(1,400)	(34,729)	10.8
Fujitsu Ltd.	(10,100)	(895,153)	277.3
GMO Payment Gateway, Inc.	(7,900)	(582,223)	180.3
GungHo Online Entertainment, Inc.	(3,800)	(82,302)	25.5
Hachijuni Bank Ltd.	(362,300)	(1,558,490)	482.8
Hankyu Hanshin Holdings, Inc.	(700)	(28,012)	8.7
Harmonic Drive Systems, Inc.	(13,000)	(602,897)	186.8
Hirose Electric Co. Ltd.	(300)	(37,791)	11.7
Hitachi High-Technologies Corp.	(500)	(31,108)	9.6
Hitachi Ltd.	(3,600)	(134,361)	41.6
Hitachi Metals Ltd.	(52,100)	(653,871)	202.5
Ibiden Co. Ltd.	(16,700)	(385,615)	119.4
Ichigo, Inc.	(52,800)	(210,297)	65.1
Iyo Bank Ltd.	(163,700)	(864,949)	267.9
Japan Airport Terminal Co. Ltd.	(7,200)	(355,655)	110.2
Japan Lifeline Co. Ltd.	(68,640)	(1,058,088)	327.7
Japan Post Bank Co. Ltd.	(16,300)	(162,145)	50.2
Japan Retail Fund Investment Corp.	(12)	(28,003)	8.7
Justsystems Corp.	(11,200)	(460,504)	142.6
Kansai Mirai Financial Group, Inc.	(29,600)	(192,577)	59.7
Kawasaki Kisen Kaisha Ltd.	(45,300)	(674,061)	208.8
Keihan Holdings Co. Ltd.	(12,800)	(604,376)	187.2
Keikyu Corp.	(25,900)	(515,556)	159.7
Keio Corp.	(3,800)	(235,081)	72.8
Keisei Electric Railway Co. Ltd.	(2,300)	(94,037)	29.1
Kintetsu Group Holdings Co. Ltd.	(11,900)	(648,620)	200.9
Koei Tecmo Holdings Co. Ltd.	(13,400)	(309,198)	95.8
Kusuri no Aoki Holdings Co. Ltd.	(6,300)	(469,837)	145.5
Kyocera Corp.	(6,100)	(400,202)	124.0
Kyushu Financial Group, Inc.	(39,500)	(159,437)	49.4
Kyushu Railway Co.	(16,600)	(548,423)	169.9
M3, Inc.	(14,500)	(347,469)	107.6

	Shares	Value	% of Basket Value

Japan (continued)
Marui Group Co., Ltd.	(800)	$(17,784)	5.5%
Mercari, Inc.	(20,500)	(462,204)	143.2
Nagoya Railroad Co. Ltd.	(8,300)	(263,839)	81.7
NET One Systems Co. Ltd.	(800)	(21,568)	6.7
NGK Insulators Ltd.	(22,700)	(348,735)	108.0
Nippon Shinyaku Co. Ltd.	(1,800)	(162,390)	50.3
Nishi-Nippon Financial Holdings, Inc.	(4,800)	(35,569)	11.0
Nishi-Nippon Railroad Co. Ltd.	(4,600)	(106,731)	33.1
Nomura Holdings, Inc.	(50,500)	(229,522)	71.1
Nomura Real Estate Master Fund, Inc.	(57)	(108,959)	33.8
Nomura Research Institute Ltd.	(7,700)	(163,476)	50.6
Obayashi Corp.	(2,500)	(25,728)	8.0
Obic Co. Ltd.	(800)	(100,164)	31.0
Odakyu Electric Railway Co. Ltd.	(1,000)	(24,342)	7.5
Omron Corp.	(5,900)	(345,160)	106.9
Orient Corp.	(121,700)	(177,794)	55.1
Park24 Co. Ltd.	(2,900)	(68,488)	21.2
Renesas Electronics Corp.	(4,300)	(29,466)	9.1
Rohm Co. Ltd.	(1,000)	(79,229)	24.5
Sanrio Co. Ltd.	(10,500)	(210,517)	65.2
Santen Pharmaceutical Co. Ltd.	(20,800)	(368,437)	114.1
Sekisui House Ltd.	(5,900)	(127,230)	39.4
Sekisui House Reit, Inc.	(43)	(39,686)	12.3
Shiga Bank Ltd.	(41,200)	(992,879)	307.6
Shin-Etsu Chemical Co. Ltd.	(300)	(33,450)	10.4
Shinsei Bank Ltd.	(14,100)	(219,815)	68.1
Shizuoka Bank Ltd.	(15,400)	(117,021)	36.2
Shochiku Co. Ltd.	(4,100)	(601,594)	186.3
Sony Corp.	(11,800)	(718,256)	222.5
Square Enix Holdings Co. Ltd.	(12,300)	(585,335)	181.3
Stanley Electric Co. Ltd.	(3,800)	(105,158)	32.6
Sumco Corp.	(52,100)	(865,426)	268.1
Sumitomo Bakelite Co. Ltd.	(4,100)	(170,008)	52.7
Taiyo Nippon Sanso Corp.	(4,700)	(110,026)	34.1
Taiyo Yuden Co. Ltd.	(58,900)	(1,557,665)	482.5
TDK Corp.	(8,100)	(799,257)	247.6
Tobu Railway Co. Ltd.	(6,200)	(206,893)	64.1
Toho Gas Co. Ltd.	(18,700)	(728,338)	225.6
Tokai Carbon Co. Ltd.	(11,500)	(116,137)	36.0
Tokuyama Corp.	(1,100)	(29,385)	9.1
Tokyo Electric Power Co. Holdings, Inc.	(59,800)	(276,942)	85.8
Tokyo Gas Co. Ltd.	(1,900)	(46,381)	14.4
Tokyu Corp.	(11,200)	(211,832)	65.6
Toppan Printing Co., Ltd.	(3,700)	(68,433)	21.2
Toray Industries, Inc.	(60,200)	(425,442)	131.8
Toyo Suisan Kaisha Ltd.	(10,000)	(421,049)	130.4
United Urban Investment Corp.	(111)	(223,935)	69.4
USS Co. Ltd.	(38,200)	(739,864)	229.2
West Japan Railway Co.	(300)	(26,067)	8.1
Workman Co. Ltd.	(3,900)	(276,039)	85.5

32

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Yoshinoya Holdings Co. Ltd.	(2,000)	$(46,507)	14.4%

		(31,760,308)

Luxembourg
SES SA	(58,688)	(1,137,661)	352.4

Mexico
Fresnillo PLC	(4,515)	(41,713)	12.9

Netherlands
Altice Europe NV, Class A	(7,909)	(45,254)	14.0
Boskalis Westminster	(3,239)	(71,294)	22.1
OCI NV	(11,132)	(250,296)	77.5
SBM Offshore NV	(43,975)	(758,371)	234.9

		(1,125,215)

New Zealand
a2 Milk Co. Ltd.	(41,596)	(343,611)	106.4

Norway
Mowi ASA	(14,265)	(348,236)	107.9

Singapore
City Developments Ltd.	(301,300)	(2,386,052)	739.1
Mapletree Commercial Trust	(189,000)	(323,508)	100.2
Mapletree Commercial Trust (Expires 11/07/19)	(14,598)	(966)	0.3
Mapletree Logistics Trust	(1,244,700)	(1,536,339)	475.9
Sembcorp Marine Ltd.	(931,809)	(936,340)	290.0
Wilmar International Ltd.	(520,500)	(1,431,103)	443.3

		(6,614,308)

Spain
Banco Bilbao Vizcaya Argentaria SA	(29,191)	(153,744)	47.6
Indra Sistemas SA	(6,841)	(66,085)	20.5

		(219,829)

Sweden
Atlas Copco AB, -B Shares	(11,791)	(365,855)	113.3
Electrolux AB, Series B	(40,595)	(1,067,297)	330.6
Skandinaviska Enskilda Banken AB, Class A	(16,640)	(159,600)	49.5
Skanska AB, -B Shares	(58,560)	(1,247,728)	386.5
Swedish Match AB	(2,466)	(115,848)	35.9
Telia Co. AB	(123,166)	(541,796)	167.8

		(3,498,124)

Switzerland
Baloise Holding AG	(627)	(115,966)	35.9
EMS-Chemie Holding AG	(117)	(73,300)	22.7

	Shares	Value	% of Basket Value

Switzerland (continued)
Georg Fischer AG, Registered Shares	(1,867)	$(1,783,081)	552.3%
Lonza Group AG, Registered Shares	(1,578)	(568,762)	176.2
Stadler Rail AG	(23,752)	(1,153,772)	357.4
STMicroelectronics NV	(22,888)	(519,473)	160.9
Swatch Group AG, Registered Shares	(10,751)	(577,182)	178.8
Swiss Life Holding AG	(542)	(271,443)	84.1

		(5,062,979)

United Kingdom
Capita PLC	(77,336)	(156,437)	48.5
Capital & Counties Properties PLC	(16,856)	(55,711)	17.2
Croda International PLC	(646)	(40,305)	12.5
Derwent London PLC	(4,059)	(186,653)	57.8
Domino’s Pizza Group PLC	(122,067)	(452,338)	140.1
Hammerson PLC	(81,168)	(304,918)	94.4
Hays PLC	(339,779)	(691,473)	214.2
Legal & General Group PLC	(137,173)	(468,904)	145.2
M&G PLC	(54,475)	(150,866)	46.7
Melrose Industries PLC	(171,233)	(473,234)	146.6
Mondi PLC	(8,999)	(186,584)	57.8
Phoenix Group Holdings PLC	(127,586)	(1,165,388)	361.0
Quilter PLC	(306,513)	(543,848)	168.5
Renishaw PLC	(3,014)	(148,161)	45.9
Rolls-Royce Group PLC	(1,670,582)	(2,164)	0.7
Rolls Royce Holdings PLC	(11,267)	(103,676)	32.1
Schroders PLC	(9,203)	(368,943)	114.3
Segro PLC	(52,708)	(576,589)	178.6
Spectris PLC	(524)	(16,245)	5.0
St. James’s Place PLC	(100,290)	(1,352,718)	419.0
Standard Life Aberdeen PLC	(332,064)	(1,305,564)	404.4
Travis Perkins PLC	(45,828)	(851,216)	263.7
Tritax Big Box REIT PLC	(107,997)	(210,350)	65.2
UNITE Group PLC	(8,133)	(118,454)	36.7
Weir Group PLC	(47,865)	(836,059)	259.0

		(10,766,798)

United States
Chewy, Inc., Class A	(9,127)	(225,163)	69.7
Reliance Worldwide Corp. Ltd.	(32,401)	(94,283)	29.2
Slack Technologies, Inc., Class A	(46,778)	(1,029,116)	318.8
Ubiquiti, Inc.	(168)	(21,267)	6.6

		(1,369,829)

Zambia
First Quantum Minerals Ltd.	(14,569)	(123,114)	38.1

Total Reference Entity — Short		(93,976,308)

Net Value of Reference Entity — UBS AG		$(322,834)

33

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$393,120	$—	$—	$393,120
Preferred Securities	—	—	3,862,892	3,862,892
U.S. Treasury Obligations	—	38,614,245	—	38,614,245
Short-Term Securities:
Money Market Fund	23,608,430	—	—	23,608,430
U.S. Treasury Obligations	—	482,723,674	—	482,723,674

	$24,001,550	$521,337,919	$3,862,892	$549,202,361

Derivative Financial Instruments(a)
Assets:
Equity contracts	$1,140,336	$1,225,192	$—	$2,365,528
Liabilities:
Equity contracts	(1,144,865)	(3,805,355)	—	(4,950,220)

	$(4,529)	$(2,580,163)	$—	$(2,584,692)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

34